UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-08231

SPIRIT OF AMERICA INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-516-390-5565

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT

June 30, 2023

Spirit of America Real Estate Income and Growth Fund

Spirit of America Large Cap Value Fund

Spirit of America Municipal Tax Free Bond Fund

Spirit of America Income Fund

Spirit of America Utilities Fund

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
ILLUSTRATION OF INVESTMENTS (UNAUDITED)

Summary of Portfolio Holdings (Unaudited)
As of June 30, 2023
Residential REITs	22.14%	$18,387,323
Industrial REITs	18.36%	15,242,230
Self-Storage REITs	11.68%	9,695,849
Retail REITs	10.79%	8,954,035
Data Center REITs	9.69%	8,043,386
Gaming REITs	5.59%	4,637,252
Health Care REITs	4.34%	3,603,547
Hotel REITs	4.21%	3,497,026
Multi Asset Class REITs	2.58%	2,137,722
Infrastructure REITs	2.51%	2,079,790
Office REITs	2.17%	1,802,278
Specialty REITs	1.72%	1,424,785
Energy	1.71%	1,418,402
Money Market Funds	1.33%	1,105,749
Mortage Finance	0.72%	601,692
Midstream - Oil & Gas	0.33%	275,660
Timber REITs	0.13%	110,583
Total Investments	100.00%	$83,017,309

1

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
ILLUSTRATION OF INVESTMENTS (UNAUDITED) (CONT.)

Average Annual Returns (Unaudited)
For the periods ended June 30, 2023
	6 Months	1 Year	5 Year	10 Year	Expense Ratios[4]
Class A Shares - with load	(1.82)%	(7.20)%	2.36%	4.62%	1.54%
Class A Shares - no load	3.67%	(2.05)%	3.47%	5.18%	1.54%
Class C Shares - with load[1]	2.39%	(3.56)%	2.76%	4.45%	2.24%
Class C Shares - no load[1]	3.38%	(2.67)%	2.76%	4.45%	2.24%
Institutional Shares[2]	3.82%	(1.77)%	3.79%	5.50%	1.24%
MSCI US REIT Index[3]	5.45%	(0.09)%	4.55%	6.39%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 5.25% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

1	Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

2	Institutional Shares commenced operations on May 1, 2020. Prior to May 1, 2020, performance is based on the performance of Class A Shares.

3	The Morgan Stanley Capital International (“MSCI”) US REIT Index is an unmanaged index. The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (“REITs”) that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The index represents approximately 85% of the US REIT universe. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

4	Reflects the expense ratio as disclosed in the Fund’s prospectus dated May 1, 2023. Additional information pertaining to the Fund’s expense ratios as of June 30, 2023, can be found in the Financial Highlights tables.

Fixed Distribution Policy (Unaudited)

The Board of Directors of the Fund has set a fixed distribution policy whereby the Fund will declare semi-annual distributions comprised of income earned, if any, realized long-term capital gains, if any, and to the extent necessary, return of capital, payable as of June 30 and December 31 of each year in the annual aggregate minimum amount of $0.85 per share. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of these distributions. The Fund’s total return based on net asset value is presented in the table above as well as in the Financial Highlights tables.

2	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND
ILLUSTRATION OF INVESTMENTS (UNAUDITED)

Summary of Portfolio Holdings (Unaudited)
As of June 30, 2023
Technology	35.71%	$49,808,250
Health Care	10.86%	15,152,778
Energy	10.77%	15,020,333
Industrials	9.84%	13,730,554
Consumer Staples	8.68%	12,107,310
Financials	7.43%	10,364,747
Communications	5.16%	7,202,043
Consumer Discretionary	3.82%	5,328,666
Utilities	3.23%	4,500,689
Real Estate Investment Trusts (REITs)	1.87%	2,601,519
Materials	1.65%	2,297,879
Money Market Funds	0.98%	1,371,415
Total Investments	100.00%	$139,486,183

Average Annual Returns (Unaudited)
For the periods ended June 30, 2023
	6 Months	1 Year	5 Year	10 Year	Expense Ratios[4]
Class A Shares - with load	10.31%	14.59%	10.11%	10.16%	1.51%
Class A Shares - no load	16.44%	20.94%	11.30%	10.76%	1.51%
Class C Shares - with load[1]	15.05%	19.10%	10.52%	9.96%	2.21%
Class C Shares - no load[1]	16.05%	20.10%	10.52%	9.96%	2.21%
Institutional Shares[2]	16.66%	21.35%	11.65%	11.09%	1.21%
S&P 500 Index[3]	16.89%	19.59%	12.31%	12.86%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 5.25% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

1	Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

2	Institutional Shares commenced operations on May 1, 2020. Prior to May 1, 2020, performance is based on the performance of Class A Shares.

3	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

4	Reflects the expense ratio as disclosed in the Fund’s prospectus dated May 1, 2023. Additional information pertaining to the Fund’s expense ratios as of June 30, 2023, can be found in the Financial Highlights tables.

3

SPIRIT OF AMERICA LARGE CAP VALUE FUND
ILLUSTRATION OF INVESTMENTS (UNAUDITED) (CONT.)

Fixed Distribution Policy (Unaudited)

The Board of Directors of the Fund has set a fixed distribution policy whereby the Fund will declare semi-annual distributions comprised of income earned, if any, realized long-term capital gains, if any, and to the extent necessary, return of capital, payable as of June 30 and December 31 of each year in the annual aggregate minimum amount of $1.40 per share. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of these distributions. The Fund’s total return based on net asset value is presented in the table above as well as in the Financial Highlights tables.

4	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
ILLUSTRATION OF INVESTMENTS (UNAUDITED)

Summary of Portfolio Holdings (Unaudited)
As of June 30, 2023
New York	20.41%	$7,263,689	Arizona	1.49%	$530,429
Texas	11.69%	4,164,949	Utah	1.37%	487,121
Pennsylvania	10.94%	3,895,559	Michigan	1.33%	471,992
Florida	8.72%	3,102,602	Maryland	1.11%	394,354
California	6.32%	2,250,757	Tennessee	1.00%	354,788
Connecticut	6.04%	2,149,788	Money Market Funds	0.85%	304,237
Massachusetts	5.18%	1,842,290	South Dakota	0.81%	286,686
Indiana	3.78%	1,343,791	Iowa	0.74%	263,218
New Jersey	3.63%	1,292,826	Virginia	0.72%	255,305
Missouri	2.57%	916,479	Vermont	0.63%	225,044
District of Columbia	2.25%	801,012	North Carolina	0.57%	204,382
Nevada	2.03%	721,281	North Dakota	0.28%	100,384
Maine	1.81%	643,895	Wisconsin	0.23%	81,508
Minnesota	1.64%	582,161	Illinois	0.23%	81,194
Georgia	1.63%	581,227	Total Investments	100.00%	$35,592,948

Average Annual Returns (Unaudited)
For the periods ended June 30, 2023
					Expense Ratios[4]
						With Applicable
	6 Months	1 Year	5 Year	10 Year	Gross	Waivers
Class A Shares - with load	(2.34)%	(2.92)%	(0.25)%	1.52%	1.19%	0.92%
Class A Shares - no load	2.52%	1.95%	0.72%	2.01%	1.19%	0.92%
Class C Shares - with load[1]	1.09%	0.09%	(0.13)%	1.12%	2.04%	1.77%
Class C Shares - no load[1]	2.09%	1.09%	(0.13)%	1.12%	2.04%	1.77%
Institutional Shares[2]	2.72%	2.22%	0.89%	2.18%	1.04%	0.77%
Bloomberg Municipal Bond Index[3]	2.67%	3.19%	1.84%	2.68%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 4.75% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

1	Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

2	Institutional Shares commenced operations on May 1, 2020. Prior to May 1, 2020, performance is based on the performance of Class A Shares.

3	The Bloomberg Municipal Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

5

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
ILLUSTRATION OF INVESTMENTS (UNAUDITED) (CONT.)

[4]	Reflects the expense ratio as disclosed in the Fund’s prospectus dated May 1, 2023. Spirit of America Management Corp. (the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses will not exceed 0.90%, 1.75% and 0.75% of the Class A Shares, Class C Shares and Institutional Shares average daily net assets, respectively, through May 1, 2024. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expense Agreement may be terminated at any time, by the Board of Directors, on behalf of the Fund, upon sixty days written notice to the Adviser. Additional information pertaining to the Fund’s expense ratios as of June 30, 2023, can be found in the Financial Highlights tables.

6	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
ILLUSTRATION OF INVESTMENTS (UNAUDITED)

Summary of Portfolio Holdings (Unaudited)
As of June 30, 2023
Municipal Bonds	58.25%	$44,000,713
Preferred Stocks	19.77%	14,934,135
Common Stocks	11.03%	8,328,063
Corporate Bonds	10.61%	8,011,448
Money Market Funds	0.27%	207,173
Collateralized Mortgage Obligations	0.07%	54,854
Total Investments	100.00%	$75,536,386

Average Annual Returns (Unaudited)
For the periods ended June 30, 2023
					Expense Ratios[4]
						With Applicable
	6 Months	1 Year	5 Year	10 Year	Gross	Waivers
Class A Shares - with load	(1.35)%	(4.50)%	1.13%	2.91%	1.18%	1.12%
Class A Shares - no load	3.57%	0.29%	2.13%	3.41%	1.18%	1.12%
Class C Shares - with load[1]	2.19%	(1.39)%	1.35%	2.62%	1.93%	1.87%
Class C Shares - no load[1]	3.19%	(0.46)%	1.35%	2.62%	1.93%	1.87%
Institutional Shares[2]	3.69%	0.45%	2.36%	3.66%	0.93%	0.87%
Bloomberg U.S. Aggregate Bond Index[3]	2.09%	(0.94)%	0.77%	1.52%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 4.75% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

1	Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

2	Institutional Shares commenced operations on May 1, 2020. Prior to May 1, 2020, performance is based on the performance of Class A Shares.

3	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

4	Reflects the expense ratio as disclosed in the Fund’s prospectus dated May 1, 2022. Spirit of America Management Corp. (the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses will not exceed 1.10%, 1.85% and 0.85% of the Class A Shares, Class C Shares and Institutional Shares average daily net assets, respectively, through May 1, 2024. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expense Agreement may be terminated at any time, by the Board of Directors, on behalf of the Fund, upon sixty days written notice to the Adviser. Additional information pertaining to the Fund’s expense ratios as of June 30, 2023, can be found in the Financial Highlights tables.

7

SPIRIT OF AMERICA UTILITIES FUND
ILLUSTRATION OF INVESTMENTS (UNAUDITED)

Summary of Portfolio Holdings (Unaudited)
As of June 30, 2023
Utilities	89.81%	$10,176,076
Money Market Funds	9.38%	1,062,867
Energy	0.58%	65,260
Industrials	0.23%	26,013
Total Investments	100.00%	$11,330,216

Average Annual Returns (Unaudited)
For the periods ended June 30, 2023
		Expense Ratios[2]
	Since
	Inception
	(January 31,		With Applicable
	2023)	Gross	Waivers
Class A Shares - with load	(8.48)%	2.19%	1.53%
Class A Shares - no load	(2.90)%	2.19%	1.53%
Class C Shares - with load	(4.17)%	2.94%	2.28%
Class C Shares - no load	(3.24)%	2.94%	2.28%
Institutional Shares	(2.85)%	1.94%	1.28%
S&P 500 Utilities Index[1]	(3.76)%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 5.75% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

1	The S&P 500 Utilities Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

2	Reflects the expense ratio as disclosed in the Fund’s prospectus dated January 30, 2023. Spirit of America Management Corp. (the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses will not exceed 1.53%, 2.28% and 1.28% of the Class A Shares, Class C Shares and Institutional Shares average daily net assets, respectively, through May 1, 2024. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expense Agreement may be terminated at any time, by the Board of Directors, on behalf of the Fund, upon sixty days written notice to the Adviser. Additional information pertaining to the Fund’s expense ratios as of June 30, 2023, can be found in the Financial Highlights tables.

8	SPIRIT OF AMERICA

SPIRIT OF AMERICA UTILITIES FUND
ILLUSTRATION OF INVESTMENTS (UNAUDITED) (CONT.)

Fixed Distribution Policy (Unaudited)

The Board of Directors of the Fund has set a fixed distribution policy whereby the Fund will declare semi-annual distributions comprised of income earned, if any, realized long-term capital gains, if any, and to the extent necessary, return of capital, payable as of June 30 and December 31 of each year in the aggregate minimum amount of $1.70 per share. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of these distributions. The Fund’s total return based on net asset value is presented on the prior page as well as in the Financial Highlights tables.

9

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | JUNE 30, 2023 (UNAUDITED)

	Shares	Market Value
Common Stocks 97.05%

Data Center REITs 9.68%
Digital Realty Trust, Inc.	25,381	$2,890,134
Equinix, Inc.	6,465	5,068,172
		7,958,306
Energy 1.73%
Black Stone Minerals LP	7,000	111,650
Cheniere Energy Partners LP	8,300	382,962
Energy Transfer LP	35,500	450,850
Enterprise Products Partners LP	7,000	184,450
MPLX LP	8,500	288,490
		1,418,402
Gaming REITs 5.64%
Gaming and Leisure Properties, Inc.	33,885	1,642,067
VICI Properties, Inc.	95,297	2,995,185
		4,637,252
Health Care REITs 4.38%
Global Medical REIT, Inc.	15,000	136,950
Healthcare Realty Trust, Inc.	10,000	188,600
Healthpeak Properties, Inc.	30,568	614,417
Medical Properties Trust, Inc.	7,500	69,450
Omega Healthcare Investors, Inc.	11,000	337,590
Physicians Realty Trust	12,350	172,776
Ventas, Inc.	6,050	285,984
Welltower, Inc.	22,225	1,797,780
		3,603,547
Hotel REITs 2.96%
Apple Hospitality REIT, Inc.	45,210	683,123
Host Hotels & Resorts, Inc.	48,900	822,987
Park Hotels & Resorts, Inc.	9,250	118,585
Pebblebrook Hotel Trust	42,281	589,397
Summit Hotel Properties, Inc.	9,000	58,590
Sunstone Hotel Investors, Inc.	15,700	158,884
		2,431,566
Industrial REITs 18.55%
Americold Realty Trust	4,700	151,810
Prologis, Inc.	82,051	10,061,914
Rexford Industrial Realty, Inc.	16,500	861,630
STAG Industrial, Inc.	45,950	1,648,686
Terreno Realty Corp.	41,900	2,518,190
		15,242,230
Infrastructure REITs 2.53%
American Tower Corp., Class A	5,360	1,039,518
Crown Castle International Corp.	9,130	1,040,272
		2,079,790
Midstream - Oil & Gas 0.33%
Plains All American Pipeline LP	11,000	155,100
Plains GP Holdings LP, Class A(a)	5,000	74,150
Western Midstream Partners LP	1,750	46,410
		275,660

See accompanying notes which are an integral part of these financial statements.

10	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2023 (UNAUDITED)

	Shares	Market Value
Mortgage Finance 0.69%
Blackstone Mortgage Trust, Inc., Class A	13,200	$274,692
Starwood Property Trust, Inc.	15,000	291,000
		565,692
Multi Asset Class REITs 2.56%
Lexington Realty Trust	2,700	26,325
One Liberty Properties, Inc.	2,500	50,800
WP Carey, Inc.	29,950	2,023,422
		2,100,547
Office REITs 2.15%
Alexandria Real Estate Equities, Inc.	10,800	1,225,692
Boston Properties, Inc.	6,215	357,922
Cousins Properties, Inc.	1,000	22,800
Kilroy Realty Corp.	5,265	158,424
		1,764,838
Residential REITs 22.31%
American Homes 4 Rent, Class A	15,050	533,522
Apartment Income REIT Corp.	25,902	934,803
AvalonBay Communities, Inc.	15,390	2,912,865
Camden Property Trust	13,200	1,437,084
Equity LifeStyle Properties, Inc.	29,750	1,989,978
Equity Residential	30,715	2,026,269
Essex Property Trust, Inc.	5,636	1,320,515
Mid-America Apartment Communities, Inc.	17,422	2,645,705
Sun Communities, Inc.	20,100	2,622,246
UDR, Inc.	44,600	1,916,016
		18,339,003
Retail REITs 10.68%
Agree Realty Corp.	8,250	539,467
Brixmor Property Group, Inc.	46,475	1,022,450
Federal Realty Investment Trust	12,800	1,238,656
Four Corners Property Trust, Inc.	5,000	127,000
Getty Realty Corp.	1,000	33,820
Kimco Realty Corp.	27,569	543,661
National Retail Properties, Inc.	17,750	759,523
Realty Income Corp.	30,985	1,852,593
Regency Centers Corp.	17,600	1,087,152
Simon Property Group, Inc.	13,600	1,570,528
Spirit MTA REIT(a)(b)	1,140	—
		8,774,850
Self-Storage REITs 11.00%
CubeSmart	21,450	957,957
Extra Space Storage, Inc.	13,395	1,993,846
Life Storage, Inc.	25,850	3,437,016
Public Storage	9,075	2,648,811
		9,037,630
Specialty REITs 1.73%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,717	117,925
Iron Mountain, Inc.	23,000	1,306,860
		1,424,785

See accompanying notes which are an integral part of these financial statements.

11

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2023 (UNAUDITED)

	Shares	Market Value
Timber REITs 0.13%
Weyerhaeuser Co.	3,300	$110,583

Total Common Stocks
(Cost $63,721,688)		79,764,681

Preferred Stocks 2.61%

Data Center REITs 0.10%
Digital Realty Trust, Inc., Series J, 5.25%	4,000	85,080

Hotel REITs 1.30%
Ashford Hospitality Trust, Inc., Series F, 7.38%	6,000	92,370
Hersha Hospitality Trust, Series D, 6.50%	5,000	98,750
Hersha Hospitality Trust, Series E, 6.50%	5,000	96,800
Pebblebrook Hotel Trust, Series F, 6.30%	2,500	48,700
Pebblebrook Hotel Trust, Series G, 6.38%	4,000	74,800
Pebblebrook Hotel Trust, Series H, 6.38%	6,000	104,400
Sotherly Hotels, Inc., Series B, 8.00%	6,000	149,220
Sotherly Hotels, Inc., Series C, 7.88%	2,000	48,600
Summit Hotel Properties, Inc., Series F, 5.88%	10,000	195,900
Sunstone Hotel Investors, Inc., Series H, 6.13%	4,000	80,840
Sunstone Hotel Investors, Inc., Series I, 5.70%	4,000	75,080
		1,065,460
Mortgage Finance 0.04%
New York Mortgage Trust Inc., Series G, 7.00%	2,000	36,000

Multi Asset Class REITs 0.04%
Vornado Realty Trust, Series M, 5.25%	2,500	37,175

Office REITs 0.05%
Hudson Pacific Properties Inc., Series C, 4.75%	4,000	37,440

Residential REITs 0.06%
American Homes 4 Rent, Series G, 5.88%	2,000	48,320

Retail REITs 0.22%
CTO Realty Growth, Inc., Series A, 6.38%	2,000	39,500
Federal Realty Investment Trust, Series C, 5.00%	6,500	139,685
		179,185
Self-Storage REITs 0.80%
Public Storage, Series I, 4.88%	1,917	44,916
Public Storage, Series K, 4.75%	4,000	88,520
Public Storage, Series L, 4.63%	2,000	44,060
Public Storage, Series M, 4.13%	1,167	23,223
Public Storage, Series N, 3.88%	4,000	74,720
Public Storage, Series P, 4.00%	2,000	38,860
Public Storage, Series Q, 3.95%	4,000	73,720

See accompanying notes which are an integral part of these financial statements.

12	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2023 (UNAUDITED)

	Shares	Market Value
Self-Storage REITs (cont.)
Public Storage, Series R, 4.00%	4,000	$75,800
Public Storage, Series S, 4.10%	10,000	194,400
		658,219
Total Preferred Stocks
(Cost $2,752,766)		2,146,879

Money Market Funds 1.35%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 5.03%(c)	1,105,749	1,105,749

Total Money Market Funds
(Cost $1,105,749)		1,105,749

Total Investments — 101.01%
(Cost $67,580,203)		83,017,309
Liabilities in Excess of Other Assets — (1.01)%		(832,982)
NET ASSETS — 100.00%		$82,184,327

(a)	Non-income producing security.

(b)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2023.

See accompanying notes which are an integral part of these financial statements.

13

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | JUNE 30, 2023 (UNAUDITED)

	Shares	Market Value
Common Stocks 98.99%

Communications 5.20%
Alphabet, Inc., Class A(a)	36,300	$4,345,110
AT&T, Inc.	6,500	103,675
Verizon Communications, Inc.	28,540	1,061,402
Walt Disney Co. (The)(a)	18,950	1,691,856
		7,202,043
Consumer Discretionary 3.85%
Amazon.com, Inc.(a)	11,600	1,512,176
Home Depot, Inc. (The)	6,038	1,875,644
Lowe’s Companies, Inc.	1,750	394,975
Masco Corp.	8,500	487,730
McDonald’s Corp.	2,980	889,262
NIKE, Inc., Class B	700	77,259
Tesla, Inc.(a)	350	91,620
		5,328,666
Consumer Staples 8.74%
Altria Group, Inc.	12,650	573,045
Coca-Cola Co. (The)	7,900	475,738
Colgate-Palmolive Co.	1,500	115,560
Conagra Brands, Inc.	7,100	239,412
Constellation Brands, Inc., Class A	1,400	344,582
Costco Wholesale Corp.	6,551	3,526,928
Kroger Co. (The)	9,000	423,000
Lamb Weston Holdings, Inc.	4,300	494,285
PepsiCo, Inc.	2,400	444,528
Philip Morris International, Inc.	7,350	717,507
Procter & Gamble Co. (The)	7,265	1,102,391
Target Corp.	11,130	1,468,047
Wal-Mart Stores, Inc.	13,884	2,182,287
		12,107,310
Energy 10.85%
Antero Midstream Corp.	5,000	58,000
Baker Hughes Co.	8,750	276,587
Cheniere Energy, Inc.	13,150	2,003,534
Chevron Corp.	13,760	2,165,136
CNX Resources Corp.(a)	4,000	70,880
ConocoPhillips	5,300	549,133
Devon Energy Corp.	7,800	377,052
Diamondback Energy, Inc.	2,650	348,104
Enbridge, Inc.	3,000	111,450
EOG Resources, Inc.	4,400	503,536
Exxon Mobil Corp.	7,550	809,737
Halliburton Co.	3,000	98,970
Kinder Morgan, Inc.	22,750	391,755
Marathon Oil Corp.	2,000	46,040
Marathon Petroleum Corp.	1,150	134,090
Occidental Petroleum Corp.	6,500	382,200
ONEOK, Inc.	2,000	123,440
Phillips 66	7,250	691,505
Pioneer Natural Resources Co.	7,575	1,569,389
Schlumberger Ltd.	500	24,560

See accompanying notes which are an integral part of these financial statements.

14	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2023 (UNAUDITED)

	Shares	Market Value
Energy (cont.)
Targa Resources Corp.	5,600	$426,160
Valero Energy Corp.	16,765	1,966,535
Williams Companies, Inc. (The)	58,000	1,892,540
		15,020,333
Financials 6.82%
American Express Co.	5,000	871,000
Bank of America Corp.	25,850	741,636
Berkshire Hathaway, Inc., Class B(a)	3,870	1,319,670
Blackstone Group, Inc. (The), Class A	11,250	1,045,913
Carlyle Group, Inc. (The)	6,050	193,298
Citigroup, Inc.	16,700	768,868
CME Group, Inc.	1,404	260,147
Goldman Sachs Group, Inc. (The)	2,715	875,696
JPMorgan Chase & Co.	20,792	3,023,988
Morgan Stanley	3,000	256,200
Wells Fargo & Co.	2,000	85,360
		9,441,776
Health Care 10.94%
Abbott Laboratories	3,100	337,962
AbbVie, Inc.	24,957	3,362,457
Amgen, Inc.	1,150	255,323
Bristol-Myers Squibb Co.	16,650	1,064,767
Centene Corp.(a)	7,300	492,385
CVS Health Corp.	1,811	125,194
Edwards LifeSciences Corp.(a)	3,000	282,990
Eli Lilly & Co.	3,200	1,500,736
Humana, Inc.	1,350	603,625
McKesson Corp.	4,700	2,008,357
Medtronic PLC	7,069	622,779
Merck & Co., Inc.	18,350	2,117,407
Quest Diagnostics, Inc.	4,500	632,520
Thermo Fisher Scientific, Inc.	1,090	568,708
UnitedHealth Group, Inc.	2,450	1,177,568
		15,152,778
Industrials 9.92%
Boeing Co. (The)(a)	3,355	708,442
Caterpillar, Inc.	11,490	2,827,114
CSX Corp.	37,600	1,282,160
Cummins, Inc.	3,550	870,318
Deere & Co.	6,335	2,566,879
FedEx Corp.	1,500	371,850
Honeywell International, Inc.	8,900	1,846,750
Johnson Controls International PLC	8,253	562,359
Lockheed Martin Corp.	300	138,114
Raytheon Technologies Corp.	2,100	205,716
United Parcel Service, Inc., Class B	2,450	439,163
Waste Connections, Inc.	13,375	1,911,689
		13,730,554
Materials 1.66%
CF Industries Holdings, Inc.	8,200	569,244
Corteva, Inc.	7,233	414,451
Dow, Inc.	6,083	323,980

See accompanying notes which are an integral part of these financial statements.

15

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2023 (UNAUDITED)

	Shares	Market Value
Materials (cont.)
DuPont de Nemours, Inc.	6,500	$464,360
International Paper Co.	500	15,905
New Linde PLC	1,300	495,404
WestRock Co.	500	14,535
		2,297,879
Real Estate Investment Trusts (REITs) 1.88%
American Tower Corp., Class A	1,040	201,698
Crown Castle International Corp.	2,690	306,499
Equinix, Inc.	900	705,546
Mid-America Apartment Communities, Inc.	250	37,965
Prologis, Inc.	6,300	772,569
Sun Communities, Inc.	2,600	339,196
Terreno Realty Corp.	2,075	124,707
VICI Properties, Inc.	3,073	96,584
Weyerhaeuser Co.	500	16,755
		2,601,519
Technology 35.97%
Accenture PLC, Class A	3,825	1,180,318
Adobe, Inc.(a)	1,350	660,136
Advanced Micro Devices, Inc.(a)	3,450	392,989
Apple, Inc.	49,232	9,549,531
Applied Materials, Inc.	14,220	2,055,359
Cisco Systems, Inc.	17,250	892,515
Cognizant Technology Solutions Corp., Class A	4,600	300,288
Corning, Inc.	8,000	280,320
Dell Technologies, Inc., Class C	1,624	87,875
Garmin Ltd.	1,000	104,290
HP, Inc.	15,600	479,076
International Business Machines Corp.	2,668	357,005
MasterCard, Inc., Class A	2,400	943,920
Microchip Technology, Inc.	6,450	577,855
Microsoft Corp.	19,689	6,704,892
NetApp, Inc.	2,600	198,640
NortonLifeLock, Inc.	24,700	458,185
NVIDIA Corp.	35,592	15,056,128
Oracle Corp.	26,875	3,200,544
Palo Alto Networks, Inc.(a)	200	51,102
Paychex, Inc.	3,850	430,700
QUALCOMM, Inc.	3,550	422,592
Texas Instruments, Inc.	10,425	1,876,709
Visa, Inc., Class A	7,150	1,697,982
Workday, Inc., Class A(a)	7,280	1,644,479
Zscaler, Inc.(a)	1,400	204,820
		49,808,250
Utilities 3.16%
AES Corp.	7,000	145,110
American Electric Power Company, Inc.	1,850	155,770
Dominion Energy, Inc.	13,000	673,270
Duke Energy Corp.	2,000	179,480
Edison International	2,600	180,570
NextEra Energy, Inc.	28,625	2,123,975

See accompanying notes which are an integral part of these financial statements.

16	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2023 (UNAUDITED)

	Shares	Market Value
Utilities (cont.)
UGI Corp.	1,000	$26,970
WEC Energy Group, Inc.	10,100	891,224
		4,376,369
Total Common Stocks
(Cost $67,989,882)		137,067,477

Preferred Stocks 0.76%

Financials 0.67%
Arch Capital Group Ltd., Series F, 5.45%	2,000	45,200
Arch Capital Group Ltd., Series G, 4.55%	2,000	38,120
Athene Holding Ltd., Series C, 6.38%	2,000	46,740
Bank of America Corp., Series GG, 6.00%	4,000	99,920
Bank of America Corp., Series HH, 5.88%	2,000	49,340
Bank of America Corp., Series LL, 5.00%	2,000	43,580
Bank of America Corp., Series SS, 4.75%	2,000	41,140
Charles Schwab Corp. (The), Series J, 4.45%	2,000	39,400
Globe Life, Inc., 4.25%	1,000	19,660
JPMorgan Chase & Co., Series EE, 6.00%	2,000	50,880
JPMorgan Chase & Co., Series JJ, 4.55%	2,000	40,120
JPMorgan Chase & Co., Series LL 4.63%	6,000	122,880
JPMorgan Chase & Co., Series MM, 4.20%	6,000	115,740
Morgan Stanley, Series O, 4.25%	2,000	37,200
Northern Trust Corp., Series E, 4.70%	1,360	28,315
Prudential Financial, Inc., 4.13%	705	14,051
Prudential Financial, Inc., 5.63%	2,000	49,800
RenaissanceRE Holdings Ltd., Series G, 4.20%	150	2,685
U.S. Bancorp, Series O, 4.50%	2,000	38,200
		922,971
Utilities 0.09%
Brookfield Infrastructure Partners LP, 5.00%	2,000	37,400
DTE Energy Co., 4.38%	2,000	42,340
Entergy Louisiana LLC, 4.88%	2,000	44,580
		124,320
Total Preferred Stocks
(Cost $1,234,695)		1,047,291

Money Market Funds 0.99%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 5.03%(b)	1,371,415	1,371,415

Total Money Market Funds
(Cost $1,371,415)		1,371,415

Total Investments — 100.74%
(Cost $70,595,992)		139,486,183
Liabilities in Excess of Other Assets — (0.74)%		(1,023,075)
NET ASSETS — 100.00%		$138,463,108

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.

See accompanying notes which are an integral part of these financial statements.

17

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | JUNE 30, 2023 (UNAUDITED)

	Principal
	Amount	Market Value
Municipal Bonds 98.18%

Arizona 1.47%
City of Phoenix, AZ, General Obligation Unlimited, Callable 7/1/2026 @ 100, 5.00%, 7/1/2027	$500,000	$530,429

California 6.26%
California State Public Works Board, Revenue Bonds, Callable 11/1/2026 @ 100, 5.00%, 11/1/2029	600,000	643,611
Los Angeles CA Department of Water & Power, Revenue Bonds, Callable 1/1/2029 @ 100, 5.25%, 7/1/2049	200,000	216,235
Los Angeles Community College District, General Obligation Refunding Bonds Unlimited, Callable 8/1/2026 @ 100, 4.00%, 8/1/2038	500,000	505,957
Regents of the University of California Medical Center Pooled Revenue, Revenue Bond, Callable 5/15/2026 @ 100, 4.00%, 5/15/2037	145,000	145,468
San Francisco City & County Public Utilities Commission Water Revenue, Revenue Bonds Series 2020 A, Callable 4/1/2028 @ 100, 4.00%, 10/1/2043	100,000	100,323
San Francisco Municipal Transportation Agency, Callable 3/1/2027 @ 100, 4.00%, 3/1/2046	200,000	199,607
State of California, General Obligation Unlimited, Callable 8/1/2025 @ 100, 5.00%, 8/1/2029	250,000	261,401
State of California, General Obligation Unlimited, Callable 9/1/2026 @ 100, 4.00%, 9/1/2036	175,000	178,155
		2,250,757
Connecticut 5.98%
City of New Haven, CT, General Obligation Unlimited, Callable 8/15/2026 @ 100, 5.00%, 8/15/2036	230,000	240,887
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Callable 11/15/2025 @ 100, 3.25%, 11/15/2036	250,000	229,148
Connecticut Housing Finance Authority, Revenue Bonds, Callable 5/15/2027 @ 100, 3.40%, 11/15/2037	25,000	23,817
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 5.00%, 7/1/2034	250,000	261,397
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2024 @ 100, 5.00%, 7/1/2034	100,000	101,559
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 10/1/2023 @ 100, 5.00%, 10/1/2030	250,000	250,900
State of Connecticut, General Obligation Unlimited, Callable 4/15/2027 @ 100, 5.00%, 4/15/2032	500,000	535,337
State of Connecticut, General Obligation Unlimited, 5.00%, 6/15/2024	250,000	254,545
University of Connecticut, University & College Improvements, Revenue Bonds, Callable 2/15/2024 @ 100, 5.00%, 2/15/2034	250,000	252,198
		2,149,788
District of Columbia 2.23%
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (Fannie Mae), 4.45%, 6/15/2031	320,000	320,125
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2036	250,000	260,591
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2034	150,000	156,915
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 10/1/2029 @ 100, 4.00%, 10/1/2049	65,000	63,381
		801,012

See accompanying notes which are an integral part of these financial statements.

18	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2023 (UNAUDITED)

	Principal
	Amount	Market Value
Florida 8.63%
Central Florida Expressway Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 4.00%, 7/1/2035	$150,000	$151,617
City of Orlando, FL, Public Improvements, Revenue Bonds, Callable 10/1/2024 @ 100, 5.00%, 10/1/2046	1,000,000	1,014,833
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding Revenue Bonds, 5.00%, 10/1/2030	500,000	500,776
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, 5.00%, 10/1/2025	120,000	120,134
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, (AMBAC), 5.25%, 4/1/2031	260,000	294,687
School Board of Miami-Dade County (The), Certificates of Participation, Callable 2/1/2026 @ 100, 4.00%, 2/1/2033	1,000,000	1,020,555
		3,102,602
Georgia 1.62%
Atlanta GA Water & Wastewater Revenue, Revenue Bonds, Callable 11/1/2029 @ 100, 3.00%, 11/1/2037	500,000	450,073
Atlanta GA Water & Wastewater Revenue, Revenue Bonds, Callable 11/1/2027 @ 100, 5.00%, 11/1/2047	125,000	131,154
		581,227
Illinois 0.22%
Illinois State Finance Authority, Revenue Bonds Series 2020 A, Callable 4/1/2030 @ 100, 4.00%, 4/1/2050	85,000	81,194

Indiana 3.74%
Indiana Finance Authority Wastewater Utility Revenue, Revenue Bonds, Callable 10/1/2026 @ 100, 5.00%, 10/1/2046	600,000	619,335
Indiana Finance Authority Wastewater Utility Revenue, Revenue Bonds, Callable 10/1/2030 @ 100, 5.00%, 10/1/2050	500,000	535,213
Indiana State Finance Authority Health Systems Revenue, Revenue Bonds, Callable 11/1/2025 @ 100, 4.00%, 11/1/2051	200,000	189,243
		1,343,791
Iowa 0.73%
State of Iowa, Revenue Bonds, Callable 6/1/2026 @ 100, 5.00%, 6/1/2027	250,000	263,218

Maine 1.79%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds, Callable 7/1/2030 @ 100, 4.00%, 7/1/2045	385,000	365,432
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2024 @ 100, 3.75%, 11/15/2044	100,000	91,614
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, 3.60%, 11/15/2036	95,000	90,951
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, 3.45%, 11/15/2032	45,000	43,992
Maine Turnpike Authority, Refunding Revenue Bonds, Callable 7/1/2025 @ 100, 5.00%, 7/1/2026	50,000	51,906
		643,895
Maryland 1.10%
City of Baltimore MD, Water Projects, Revenue Bonds, Callable 7/1/2029 @ 100, 4.00%, 7/1/2049	405,000	394,354

See accompanying notes which are an integral part of these financial statements.

19

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2023 (UNAUDITED)

	Principal
	Amount	Market Value
Massachusetts 5.12%
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2025 @ 100, 3.25%, 12/1/2036	$575,000	$524,395
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.75%, 12/1/2037	250,000	238,594
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2027 @ 100, 3.25%, 12/1/2032	200,000	195,138
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.55%, 12/1/2037	85,000	83,810
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 6/1/2026 @ 100, 3.15%, 12/1/2026	40,000	39,595
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 5.13%, 12/1/2039	65,000	65,039
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 4.85%, 12/1/2029	60,000	60,027
Massachusetts School Building Authority, Revenue Bonds, Callable 2/15/2028 @ 100, 5.25%, 2/15/2048	500,000	531,748
Massachusetts School Building Authority, Revenue Bonds, Callable 8/15/2025 @ 100, 5.00%, 8/15/2026	100,000	103,944
		1,842,290
Michigan 1.31%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, 6.00%, 12/1/2035	500,000	471,992

Minnesota 1.62%
Southern Minnesota Municipal Power Agency Power Supply System, Revenue Bonds, Callable 1/1/2026 @ 100, 5.00%, 1/1/2041	565,000	582,161

Missouri 2.55%
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2024 @ 100, 4.00%, 11/15/2045	500,000	482,631
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), 3.75%, 11/15/2039	100,000	92,784
Missouri State Health & Educational Facilities Authority, Health Facilities Revenue. Revenue Bonds, Callable 11/15/2027 @ 100, 4.00%, 11/15/2049	360,000	341,064
		916,479
Nevada 2.01%
Nevada System of Higher Education, Certificates of Participation, Callable 7/1/2026 @ 100, 4.00%, 7/1/2027	700,000	721,281

New Jersey 3.60%
Borough of Seaside Heights, NJ, General Obligation Unlimited, Callable 4/1/2025 @ 100, 4.00%, 4/1/2026	125,000	126,999
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/1/2025	150,000	157,812
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), 5.00%, 7/1/2027	15,000	15,009
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.50%, 11/1/2036	500,000	483,924
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.90%, 11/1/2050	175,000	159,756

See accompanying notes which are an integral part of these financial statements.

20	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2023 (UNAUDITED)

	Principal
	Amount	Market Value
New Jersey (cont.)
New Jersey St Transportation Trust Fund Authority, Revenue Bonds, Callable 12/15/2030 @ 100, 4.00%, 6/15/2045	$100,000	$95,740
State of New Jersey, Public Improvements, General Obligation Unlimited, Callable 6/1/2025 @ 100, 4.00%, 6/1/2034	250,000	253,586
		1,292,826
New York 20.21%
City of New York NY, General Obligation Unlimited, Callable 4/1/2028 @ 100, 5.00%, 4/1/2043	195,000	206,609
City of New York NY, General Obligation Unlimited, Callable 10/1/2029 @ 100, 5.00%, 10/1/2039	145,000	157,628
City of New York NY, General Obligation Unlimited, Callable 4/1/2028 @ 100, 5.00%, 4/1/2040	305,000	324,703
City of New York NY, General Obligation Unlimited, Callable 3/1/2030 @ 100, 5.00%, 3/1/2043	150,000	162,413
Hudson Yards Infrastructure Corp., Revenue Bonds Series 2017 A, Callable 2/15/2027 @ 100, 4.00%, 2/15/2044	575,000	568,064
Metropolitan Transportation Authority, Refunding Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	267,600
Metropolitan Transportation Authority, Refunding Revenue Bonds, 5.25%, 11/15/2028	50,000	50,374
Metropolitan Transportation Authority, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2035	250,000	270,241
Metropolitan Transportation Authority, Revenue Bonds, 5.00%, 11/15/2028	250,000	267,765
Metropolitan Transportation Authority, Transit Improvements, Refunding Revenue Bonds, 5.00%, 11/15/2028	250,000	258,968
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, 5.00%, 11/15/2033	100,000	100,032
New York City Housing Development Corp., Revenue Bonds, Callable 11/1/2025 @ 100, 3.60%, 11/1/2031	250,000	248,608
New York City Housing Development Corp., Revenue Bonds, Callable 5/1/2025 @ 100, 3.10%, 11/1/2032	250,000	237,218
New York City Housing Development Corp., Revenue Bonds, Callable 2/1/2026 @ 100, 3.50%, 11/1/2032	150,000	147,593
New York City Transitional Finance Authority, 5.00%, 8/1/2023	75,000	75,092
New York City Transitional Finance Authority, 5.00%, 8/1/2023	25,000	25,032
New York City Transitional Finance Authority Building Aid Revenue, Public Improvements, Revenue Bonds, (State Aid Withholding), Callable 1/15/2025 @ 100, 5.00%, 7/15/2027	250,000	257,031
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, 5.00%, 7/15/2031	250,000	261,552
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Callable 5/1/2027 @ 100, 4.00%, 5/1/2044	300,000	296,770
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2026 @ 100, 4.00%, 8/1/2035	100,000	102,174
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds Series 2016 A-1, 5.00%, 8/1/2024	100,000	102,072
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2025 @ 100, 5.00%, 8/1/2027	25,000	25,982
New York City Water & Sewer System, Revenue Bonds, Callable 6/15/2028 @ 100, 5.00%, 6/15/2049	500,000	530,123
New York City Water & Sewer System, Revenue Bonds, Callable 6/15/2027 @ 100, 5.00%, 6/15/2032	100,000	107,662
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid Withholding), 3.25%, 4/1/2031	280,000	278,808

See accompanying notes which are an integral part of these financial statements.

21

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2023 (UNAUDITED)

	Principal
	Amount	Market Value
New York (cont.)
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2025 @ 100, 5.00%, 7/1/2037	$135,000	$140,066
New York State Dormitory Authority, Revenue Bonds, Callable 3/15/2028 @ 100, 5.00%, 3/15/2043	250,000	265,644
New York State Dormitory Authority, Revenue Bonds, 4.75%, 10/1/2040	5,000	5,003
New York State Thruway Authority, Revenue Bonds, Callable 1/1/2026 @ 100, 4.00%, 1/1/2037	100,000	100,711
New York, NY, General Obligation Unlimited, Callable 8/1/2029 @ 100, 5.00%, 8/1/2043	30,000	32,237
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	268,896
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2030	250,000	272,587
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2040	310,000	319,596
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2023	100,000	100,628
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2035	250,000	259,173
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 5/15/2031 @ 100, 5.00%, 11/15/2051	60,000	64,382
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2027	100,000	104,652
		7,263,689
North Carolina 0.57%
University of North Carolina at Charlotte (The), Revenue Bonds, Callable 10/1/2027 @ 100, 4.00%, 10/1/2037	100,000	101,035
University of North Carolina at Charlotte (The), University & College Improvements, Revenue Bonds, Callable 4/1/2025 @ 100, 5.00%, 4/1/2040	100,000	103,347
		204,382
North Dakota 0.28%
City of Bismarck, ND, Sanitary Sewer Revenue, Revenue Bonds, Callable 5/1/2025 @ 100, 3.00%, 5/1/2029	100,000	100,384

Pennsylvania 10.84%
Allegheny County PA Hospital, Development Authority, Revenue Bonds, Callable 4/1/2028 @ 100, 4.00%, 4/1/2044	150,000	135,494
City of Philadelphia, PA Water & Wastewater Revenue, Revenue Bonds Series 2021 C, Callable 10/1/2031 @ 100, 5.00%, 10/1/2046	500,000	530,480
City of Philadelphia, PA Water & Wastewater Revenue, Revenue Bonds Series 2021 C, Callable 10/1/2031 @ 100, 4.00%, 10/1/2051	500,000	465,782
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue, Revenue Bonds, Callable 6/1/2028 @ 100, 4.00%, 6/1/2039	250,000	246,051
Lehigh County PA General Purpose Authority Hospital Revenue, Revenue Bonds, Callable 7/1/2029 @ 100, 4.00%, 7/1/2049	325,000	301,350
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, 5.00%, 5/1/2037	100,000	87,775
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, 5.00%, 5/1/2042	100,000	82,515
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, (OID), 4.00%, 5/1/2032	100,000	86,571
Pennsylvania Housing Finance Agency, Revenue Bonds, Callable 4/1/2027 @ 100, 3.65%, 10/1/2042	100,000	89,878
Pennsylvania State Economic Development Financing Authority, Revenue Bonds Series 2017 A, Callable 11/15/2027 @ 100, 4.00%, 11/15/2047	400,000	378,850
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2034	190,000	200,651

See accompanying notes which are an integral part of these financial statements.

22	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2023 (UNAUDITED)

	Principal
	Amount	Market Value
Pennsylvania (cont.)
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2035	$125,000	$131,815
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2036	100,000	104,991
Pennsylvania Turnpike Commission, Revenue Bonds, Callable 12/1/2025 @ 100, 5.00%, 12/1/2045	500,000	509,596
Pennsylvania Turnpike Commission, Revenue Refunding Bonds Series 2005 A, 5.25%, 7/15/2028	150,000	168,556
Philadelphia PA Water & Wastewater Revenue, Revenue Bonds, Callable 11/1/2030 @ 100, 5.00%, 11/1/2045	355,000	375,204
		3,895,559
South Dakota 0.80%
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 2.45%, 5/1/2027	250,000	242,304
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 3.13%, 11/1/2036	45,000	44,382
		286,686
Tennessee 0.99%
City of Memphis, TN, Callable 4/1/2024 @ 100, 5.00%, 4/1/2044	80,000	80,574
City of Memphis, TN, 5.00%, 4/1/2044	20,000	20,254
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 5.00%, 7/1/2026	200,000	200,302
Tennessee Housing Development Agency, Revenue Bonds, Callable 1/1/2027 @ 100, 3.40%, 7/1/2037	55,000	53,658
		354,788
Texas 11.59%
Austin TX Electric Utility System Revenue, Revenue Bonds Series 2019 B, Callable 11/15/2029 @ 100, 5.00%, 11/15/2049	15,000	15,933
City Public Service Board of San Antonio, TX, Revenue Bonds, Callable 8/1/2026 @ 100, 5.00%, 2/1/2032	250,000	263,046
Clifton Higher Education Finance Corp., School Improvements, Refunding Revenue Bonds, 4.00%, 8/15/2044	500,000	490,652
Comal Independent School District, Unlimited Tax School Building Bonds, Callable 2/1/2026 @ 100, 4.00%, 2/1/2034	250,000	255,870
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 11/15/2030	130,000	131,320
North Texas Tollway Authority Revenue, Revenue Bonds, Series 2017 A, Callable 1/1/2028 @ 100, 4.00%, 1/1/2043	470,000	458,692
San Antonio Public Facilities Corp., Public Improvements, Refunding Revenue Bonds, (OID), 4.00%, 9/15/2042	250,000	240,336
San Antonio Water System, Refunding Revenue Bonds, Callable 11/15/2029 @ 100, 5.00%, 5/15/2034	190,000	212,818
San Antonio Water System, Revenue Bonds Series 2020 A, Callable 5/15/2030 @ 100, 5.00%, 5/15/2050	205,000	220,058
Texas Public Finance Authority, Revenue Bonds, Callable 12/1/2026 @ 100, 4.00%, 12/1/2031	200,000	204,322
Texas State Water Development Board, Revenue Bonds Series 2019 A, Callable 10/15/2029 @ 100, 4.00%, 10/15/2037	500,000	508,392
Texas State Water Development Board, Revenue Bonds Series 2019 A, Callable 10/15/2029 @ 100, 4.00%, 10/15/2054	500,000	489,257
Texas State Water Development Board, Revenue Bonds, Callable 10/15/2028 @ 100, 5.00%, 4/15/2049	450,000	477,867
White Oak, TX, Independent School District, Unlimited Tax School Building Bonds, Callable 2/15/2027 @ 100, 4.00%, 2/15/2029	190,000	196,386
		4,164,949

See accompanying notes which are an integral part of these financial statements.

23

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2023 (UNAUDITED)

	Principal
	Amount	Market Value
Utah 1.35%
Utah County Utah Hospital Revenue IHC Health Services, Revenue Bonds, Callable 5/15/2026 @ 100, 5.00%, 5/15/2050	$465,000	$487,121

Vermont 0.63%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 3.75%, 8/15/2037	225,000	225,044

Virginia 0.71%
Virginia State Resource Authority Infrastructure, Revenue Bonds, Callable 11/1/2025 @ 100, 4.00%, 11/1/2033	75,000	76,193
Virginia State Resource Authority Infrastructure, Revenue Bonds, Pre- Refunded, Callable 11/1/2025 @ 100, 4.00%, 11/1/2033	175,000	179,112
		255,305
Wisconsin 0.23%
Wisconsin Housing & Economic Development Authority, State Multi- Family Housing, Revenue Bonds, (OID), 5.63%, 11/1/2035	80,000	81,508

Total Municipal Bonds
(Cost $37,192,509)		35,288,711

	Shares
Money Market Funds 0.84%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 5.03%(a)	304,237	304,237

Total Money Market Funds
(Cost $304,237)		304,237

Total Investments — 99.02%
(Cost $37,496,746)		35,592,948
Other Assets in Excess of Liabilities — 0.98%		350,781
NET ASSETS — 100.00%		$35,943,729

(a)	Rate disclosed is the seven day effective yield as of June 30, 2023.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Asssurance Corp.

OID — Original Issue Discount

See accompanying notes which are an integral part of these financial statements.

24	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | JUNE 30, 2023 (UNAUDITED)

	Shares	Market Value
Common Stocks 10.95%

Communications 0.37%
Verizon Communications, Inc.	7,500	$278,925

Consumer Staples 1.03%
Philip Morris International, Inc.	8,000	780,960

Energy 6.57%
Chevron Corp.	5,500	865,425
Enbridge, Inc.	25,000	928,750
Kinder Morgan, Inc.	40,000	688,800
Phillips 66	5,500	524,590
TC Energy Corp.	15,000	606,150
Williams Companies, Inc. (The)	42,500	1,386,775
		5,000,490
Financials 0.32%
Blackstone Mortgage Trust, Inc., Class A	11,565	240,668

Health Care 1.06%
AbbVie, Inc.	6,000	808,380

Real Estate 1.25%
City Office REIT, Inc.	10,000	55,700
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,000	200,000
Medical Properties Trust, Inc.	5,000	46,300
Physicians Realty Trust	2,000	27,980
Simon Property Group, Inc.	4,000	461,920
Spirit MTA REIT(a)(b)	2,000	—
Spirit Realty Capital, Inc.	4,000	157,520
		949,420
Utilities 0.35%
Duke Energy Corp.	3,000	269,220

Total Common Stocks
(Cost $6,215,743)		8,328,063

Preferred Stocks 19.63%

Financials 13.05%
Affiliated Managers Group, Inc., 4.20%	15,000	251,250
Affiliated Managers Group, Inc., 4.75%	10,000	177,600
Allstate Corp. (The), Series I, 4.75%	20,000	426,000
American Financial Group, Inc., 5.13%	15,000	325,050
American Financial Group, Inc., 5.63%	20,000	478,600
Athene Holding Ltd., Series C, 6.38%	10,000	233,700
Athene Holding Ltd., Series D, 4.88%	20,000	326,000
Bank of America Corp., Series HH, 5.88%	8,000	197,360
Bank of America Corp., Series LL, 5.00%	20,000	435,800
Bank of America Corp., Series NN, 4.38%	10,000	190,600
Bank of America Corp., Series PP, 4.13%	16,667	305,339
Bank of America Corp., Series QQ, 4.25%	10,000	187,000

See accompanying notes which are an integral part of these financial statements.

25

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2023 (UNAUDITED)

	Shares	Market Value
Financials (cont.)
Brighthouse Financial, Inc., Series C, 5.38%	20,000	$333,600
Capital One Financial Corp., Series J, 4.80%	10,000	183,400
Capital One Financial Corp., Series K, 4.63%	18,500	340,400
CNO Financial Group, Inc., 5.13%	2,000	32,000
Equitable Holdings, Inc., Series C, 4.30%	20,000	322,400
Fulton Financial Corp., Series A, 5.13%	6,000	99,480
Huntington Bancshares, Inc., Series H, 4.50%	10,000	177,000
JPMorgan Chase & Co., Series EE, 6.00%	20,000	508,800
JPMorgan Chase & Co., Series GG, 4.75%	20,000	428,600
KeyCorp, Series G, 5.63%	15,000	272,850
MetLife, Inc., Series F, 4.75%	15,000	318,000
Morgan Stanley, Series O, 4.25%	10,000	186,000
Northern Trust Corp., Series E, 4.70%	18,640	388,085
Prudential Financial, Inc., 4.13%	3,530	70,353
Prudential Financial, Inc., 5.63%	10,000	249,000
Prudential Financial, Inc., 5.95%	10,000	251,200
RenaissanceRE Holdings Ltd., Series G, 4.20%	850	15,215
Selective Insurance Group, Inc., Series B, 4.60%	1,000	16,370
State Street Corp., 5.35%	1,000	22,960
U.S. Bancorp, Series L, 3.75%	20,000	322,800
U.S. Bancorp, Series M, 4.00%	10,000	168,300
W.R. Berkley Corp., 5.10%	20,000	447,800
Washington Federal, Inc., Series A, 4.88%	10,000	149,000
Wells Fargo & Co., Series AA, 4.70%	20,000	368,800
Wells Fargo & Co., Series CC, 4.38%	20,000	349,200
Wells Fargo & Co., Series Z, 4.75%	20,000	380,800
		9,936,712
Real Estate 2.49%
Brookfield Property Partners LP, Series A, 5.75%	7,500	103,125
Diversified Healthcare Trust, 5.63%	26,660	343,914
Federal Realty Investment Trust, Series C, 5.00%	7,500	161,175
Public Storage, Series I, 4.88%	9,583	224,530
Public Storage, Series L, 4.63%	10,000	220,300
Public Storage, Series M, 4.13%	3,889	77,391
Public Storage, Series N, 3.88%	20,000	373,600
Public Storage, Series S, 4.10%	10,000	194,400
Vornado Realty Trust, 5.40%	12,298	191,972
		1,890,407
Technology 0.13%
Pitney Bowes, Inc., 6.70%	5,700	100,206

Utilities 3.96%
BIP Bermuda Holdings I Ltd, 5.13%	10,000	174,000
Brookfield Infrastructure Partners LP, 5.00%	10,000	187,000
Brookfield Infrastructure Partners LP, 5.13%	25,000	475,500
DTE Energy Co., Series G, 4.38%	20,000	432,800
Entergy Arkansas, Inc., 4.88%	20,000	448,000
Entergy Louisiana LLC, 4.88%	10,000	222,900
Entergy Mississippi, Inc., 4.90%	15,000	334,050
Southern Co., 4.95%	21,000	482,370

See accompanying notes which are an integral part of these financial statements.

26	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2023 (UNAUDITED)

	Shares	Market Value
Utilities (cont.)
Southern Co., 5.25%	5,000	$124,250
Southern Co., Series C, 4.20%	6,000	125,940
		3,006,810
Total Preferred Stocks
(Cost $18,867,722)		14,934,135

	Principal
	Amount
Collateralized Mortgage Obligations 0.07%
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A27, 5.50%, 10/25/2035	$16,609	10,126
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A7, 5.50%, 10/25/2035	17,955	10,947
Citicorp Mortgage Securities, Inc., Class 1A12, 5.00%, 2/25/2035	36,095	33,781

Total Collateralized Mortgage Obligations
(Cost $52,337)		54,854

Corporate Bonds 10.53%
Bank of New York Mellon Corp. (The), 4.63%, 12/20/2049	500,000	443,750
Bank of New York Mellon Corp. (The), 3.70%, 3/20/2169	100,000	88,650
Entergy Texas, Inc., 5.15%, 6/1/2045	100,000	93,493
Exelon Generation Co. LLC, 5.60%, 6/15/2042(b)(c)	400,000	348,412
Fifth Third Bancorp, 8.25%, 3/1/2038	250,000	286,749
General Electric Co., 8.88%, 12/29/2049	352,000	353,319
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037	850,000	914,528
Goldman Sachs Group, Inc. (The), 6.45%, 5/1/2036	500,000	523,120
Hospitality Properties Trust, 4.50%, 3/15/2025	500,000	473,000
Kinder Morgan Energy Partners LP, 6.50%, 2/1/2037	250,000	257,821
MetLife, Inc., 9.25%, 4/8/2038(c)	1,500,000	1,741,033
MetLife, Inc., 10.75%, 8/1/2039	1,000,000	1,293,264
PECO Energy Capital Trust IV, 5.75%, 6/15/2033	1,000,000	929,433
Valero Energy Corp., 8.75%, 6/15/2030	224,000	264,876

Total Corporate Bonds
(Cost $8,469,845)		8,011,448

Municipal Bonds 57.83%

Alabama 2.45%
Health Care Authority for Baptist Health (The), Refunding Revenue Bonds, 5.50%, 11/15/2043	2,000,000	1,864,898

Arizona 0.53%
Arizona School Facilities Board, School Improvements, Certificates of Participation, 6.00%, 9/1/2027	225,000	229,970
Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Revenue Bonds, Callable 7/1/2030 @ 100, 2.70%, 7/1/2045	250,000	173,587
		403,557
California 4.16%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 2/1/2026	465,000	475,950
California State University, Revenue Bonds Series 2020 B, Callable 5/1/2030 @ 100, 3.07%, 11/1/2042	100,000	75,244

See accompanying notes which are an integral part of these financial statements.

27

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2023 (UNAUDITED)

	Principal
	Amount	Market Value
California (cont.)
City & County of San Francisco, CA, General Obligation Unlimited, 6.26%, 6/15/2030	$450,000	$480,819
County of San Bernardino, CA, Refunding Revenue Bonds, 6.02%, 8/1/2023	45,000	45,000
Peralta Community College District, Refunding Revenue Bonds, 6.91%, 8/1/2025	500,000	507,879
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 8/1/2031	310,000	327,984
San Bernardino City Unified School District, School Improvements, Certificates of Participation, (AGM) (OID), 8.25%, 2/1/2026	500,000	517,537
University of California Revenues, Revenue Bonds, Callable 5/15/2030 @ 100, 6.30%, 5/15/2050	260,000	273,103
University of California Revenues, Revenue Bonds, 4.13%, 5/15/2045	250,000	226,110
University of California, University & College Improvements, Refunding Revenue Bonds, 3.66%, 5/15/2027	250,000	239,106
		3,168,732
Colorado 0.74%
Colorado Mesa University, University & College Improvements, Build America Revenue Bonds, (State Higher Education Intercept Program), 6.75%, 5/15/2042	500,000	560,505

Connecticut 0.39%
State of Connecticut, General Obligation Unlimited, 5.85%, 3/15/2032	280,000	298,065

Florida 4.15%
City of Miami Gardens, FL, Public Improvements, Build America Bonds, Certificates of Participation, 7.17%, 6/1/2026	670,000	691,924
City of Tallahassee, FL, Utility System Revenue, Build America Revenue Bonds, 5.22%, 10/1/2040	300,000	299,660
County of Miami-Dade, FL Transit System, Transit Improvements, Build America Revenue Bonds, 5.53%, 7/1/2032	500,000	516,285
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM)(OID), 7.50%, 4/1/2040	1,000,000	1,208,114
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, (AGM), 7.08%, 10/1/2029	250,000	277,611
Town of Miami Lakes, FL, Public Improvements, Build America Revenue Bonds, 7.59%, 12/1/2030	150,000	170,019
		3,163,613
Georgia 3.32%
Cobb Marietta Georgia Coliseum, Revenue Bonds, Callable 1/1/2026 @ 100, 4.50%, 1/1/2047	100,000	92,465
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.06%, 4/1/2057	1,406,000	1,490,833
State of Georgia, Public Improvements, General Obligation Unlimited, Callable 2/1/2024 @ 100, 3.84%, 2/1/2032	1,000,000	944,253
		2,527,551
Hawaii 0.62%
State of Hawaii, General Obligation Unlimited, Callable 10/1/2025 @ 100, 4.05%, 10/1/2032	495,000	473,518

Idaho 0.52%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, (OID), 5.25%, 9/1/2024	400,000	398,688

See accompanying notes which are an integral part of these financial statements.

28	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2023 (UNAUDITED)

	Principal
	Amount	Market Value
Illinois 2.22%
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/1/2040	$250,000	$279,755
Village of Glenwood, IL, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/1/2028	1,330,000	1,406,711
		1,686,466
Indiana 2.48%
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, Callable 7/5/2023 @ 100, 3.95%, 7/5/2029	1,000,000	940,885
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, (OID), Callable 7/5/2023 @ 100, 3.75%, 7/5/2028	1,000,000	942,048
		1,882,933
Kansas 0.49%
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Series 2020 B, Callable 9/1/2030 @ 100, 3.17%, 9/1/2046	500,000	373,963

Kentucky 0.40%
Kentucky State Property & Building Commission, Economic Improvements, University & College Improvements, Build America Revenue Bonds Series 2010 C, 5.37%, 11/1/2025	305,000	301,818

Louisiana 0.10%
East Baton Rouge Parish, LA Sewerage Commission, Revenue Refunding Bonds Series 2020 B, 2.44%, 2/1/2039	100,000	74,759

Massachusetts 0.52%
City of Worcester, MA, Pension Funding, General Obligation Limited, (AGM)(OID), 6.25%, 1/1/2028	105,000	108,419
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/1/2035	250,000	275,140

Massachusetts (cont.)
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, 6.57%, 5/1/2039	15,000	15,014
		398,573
Michigan 1.13%
Comstock Park Public Schools, School Improvements, General Obligation Unlimited, 6.20%, 5/1/2024	200,000	200,047
Michigan Finance Authority, School Improvements, Revenue Bonds, 6.38%, 11/1/2025	500,000	500,270
Onsted Community Schools, School Improvements, General Obligation Unlimited, 5.90%, 5/1/2027	150,000	151,039
St. Johns Public Schools, General Obligation Unlimited, 6.65%, 5/1/2040	5,000	5,124
		856,480
Mississippi 0.94%
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, 6.59%, 1/1/2035	650,000	712,053

Missouri 4.25%
City of Kansas City, MO, Revenue Bonds, 7.83%, 4/1/2040	2,235,000	2,645,983
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 1/1/2039	475,000	587,640
		3,233,623

See accompanying notes which are an integral part of these financial statements.

29

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2023 (UNAUDITED)

	Principal
	Amount	Market Value
Nebraska 0.27%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 1/1/2030	$200,000	$203,257

Nevada 1.56%
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	690,000	861,382
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.88%, 2/1/2040	250,000	328,900
		1,190,282
New Jersey 0.92%
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, 6.19%, 7/1/2040	500,000	416,065
Township of Brick, NJ, General Obligation Unlimited, 3.75%, 9/1/2028	280,000	279,180
		695,245
New York 4.55%
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.70%, 3/1/2027	145,000	148,661
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.21%, 10/1/2031	100,000	101,477
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 5/1/2041	195,000	202,676
Metropolitan Transportation Authority, Revenue Bonds, 5.87%, 11/15/2039	200,000	198,308
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.59%, 11/15/2030	145,000	150,498
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/2030	125,000	131,602
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/2026	105,000	105,695
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 3/1/2046	580,000	579,535
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 7/15/2040	500,000	570,367
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, 5.47%, 5/1/2036	815,000	835,383
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, 3.92%, 10/15/2028	115,000	111,259
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2033 @ 100, 5.55%, 11/15/2040	150,000	157,420
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 4/1/2040	150,000	168,656
		3,461,537
North Carolina 0.31%
County of Cabarrus, NC, School Improvements, Revenue Bonds, 5.50%, 4/1/2026	235,000	235,609

Ohio 3.50%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 2/15/2050	500,000	622,945
American Municipal Power, Inc., Revenue Bonds, 6.27%, 2/15/2050	465,000	511,098
Cincinnati City School District, Refunding Bonds, Certificates of Participation, (OID), Callable 12/15/2024 @ 100, 4.00%, 12/15/2032	200,000	187,445
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue Bonds, 8.22%, 2/15/2040	1,000,000	1,138,633
Springfield Local School District/Summit County, School Improvements, Build America Bonds, General Obligation Unlimited (School District Credit Program), 5.65%, 9/1/2031	200,000	200,220
		2,660,341

See accompanying notes which are an integral part of these financial statements.

30	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2023 (UNAUDITED)

	Principal
	Amount	Market Value
Pennsylvania 4.03%
City of Reading, PA, Callable 11/1/2024 @ 100, 5.30%, 11/1/2033	$500,000	$498,040
Pennsylvania Turnpike Commission Turnpike Revenue, Revenue Bonds, Callable 12/1/2029 @ 100, 3.58%, 12/1/2043	390,000	307,043
Pennsylvania Turnpike Commission, Build America Revenue Bonds, 6.38%, 12/1/2037	520,000	591,431
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, (AGM)(OID), 6.35%, 4/15/2028	130,000	135,490
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 3/15/2028	500,000	488,089
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/1/2039	1,000,000	1,047,287
		3,067,380
Rhode Island 0.49%
Narragansett Bay Commission, Revenue Bonds Series 2020 A, Callable 9/1/2030 @ 100, 2.92%, 9/1/2043	500,000	372,969

Texas 1.65%
Frisco Economic Development Corp., Public Improvements, Revenue Bonds, 4.20%, 2/15/2034	1,000,000	965,350
Midland County Hospital District, Health, Hospital & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 5/15/2039	260,000	288,899
		1,254,249
Virgin Islands 2.63%
Virgin Islands Water & Power Authority - Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 7/1/2035	1,000,000	1,128,445
Virgin Islands Water & Power Authority - Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 7/1/2028	840,000	876,453
		2,004,898
Virginia 6.75%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, (OID), Callable 6/1/2025 @ 100, 6.71%, 6/1/2046	5,420,000	5,135,517

Washington 1.76%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 2/1/2040	250,000	261,627
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, 5.35%, 9/1/2030	250,000	255,467
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 9/1/2032	500,000	560,128
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/1/2040	250,000	262,412
		1,339,634
Total Municipal Bonds
(Cost $44,405,097)		44,000,713

See accompanying notes which are an integral part of these financial statements.

31

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2023 (UNAUDITED)

	Shares	Market Value
Money Market Funds 0.27%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 5.03%(c)	207,173	$207,173

Total Money Market Funds
(Cost $207,173)		207,173

Total Investments — 99.28%
(Cost $78,217,917)		75,536,386
Other Assets in Excess of Liabilities — 0.72%		547,166
NET ASSETS — 100.00%		$76,083,552

(a)	Non-income producing security.

(b)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2023.

AGM — Assured Guaranty Municipal Corp.

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying notes which are an integral part of these financial statements.

32	SPIRIT OF AMERICA

SPIRIT OF AMERICA UTILITIES FUND
SCHEDULE OF INVESTMENTS | JUNE 30, 2023 (UNAUDITED)

	Shares	Market Value
Common Stocks 91.12%

Energy 0.58%
Williams Companies, Inc. (The)	2,000	$65,260

Industrials 0.23%
Waste Management, Inc.	150	26,013

Utilities 90.31%
AES Corp.	19,000	393,870
Alliant Energy Corp.	2,150	112,832
Ameren Corp.	5,900	481,853
American Electric Power Company, Inc.	6,500	547,300
American Water Works Company, Inc.	300	42,825
Atmos Energy Corp.	2,000	232,680
Brookfield Renewable Corp., Class A	1,150	36,248
CenterPoint Energy, Inc.	11,000	320,650
Clearway Energy, Inc.	4,300	122,808
CMS Energy Corp.	4,800	282,000
Constellation Energy Corp.	3,900	357,045
Dominion Energy, Inc.	2,600	134,654
DTE Energy Co.	4,450	489,589
Duke Energy Corp.	5,750	516,005
Edison International	2,550	177,097
Entergy Corp.	6,150	598,825
Essential Utilities, Inc.	10,250	409,077
Evergy, Inc.	800	46,736
Eversource Energy	6,350	450,342
Exelon Corp.	8,600	350,364
FirstEnergy Corp.	9,100	353,808
National Fuel Gas Co.	600	30,816
NextEra Energy, Inc.	10,150	753,130
Nisource, Inc.	8,900	243,415
Northwest Natural Holdings Co.	1,250	53,813
NorthWestern Corp.	750	42,570
PPL Corp.	13,500	357,210
Public Service Enterprise Group, Inc.	7,100	444,531
Sempra Energy	3,650	531,404
Southern Co.	1,850	129,963
Southwest Gas Corp.	2,150	136,848
Vistra Energy Corp.	6,000	157,500
WEC Energy Group, Inc.	4,850	427,964
Xcel Energy, Inc.	6,200	385,454
		10,151,226
Total Common Stocks
(Cost $10,519,878)		10,242,499

See accompanying notes which are an integral part of these financial statements.

33

SPIRIT OF AMERICA UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2023 (UNAUDITED)

	Shares	Market Value
Preferred Stocks 0.22%

Utilities 0.22%
Southern Co., 5.25%	1,000	$24,850

Total Preferred Stocks
(Cost $24,150)		24,850

Money Market Funds 9.45%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 5.03%(a)	1,062,867	1,062,867

Total Money Market Funds
(Cost $1,062,867)		1,062,867

Total Investments — 100.79%
(Cost $11,606,895)		$11,330,216
Liabilities in Excess of Other Assets — (0.79)%		(88,961)
NET ASSETS — 100.00%		$11,241,255

(a)	Rate disclosed is the seven day effective yield as of June 30, 2023.

See accompanying notes which are an integral part of these financial statements.

34	SPIRIT OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2023 (UNAUDITED)

	Spirit of America	Spirit of America		Spirit of America
	Real Estate Income	Large Cap Value		Municipal Tax Free	Spirit of America	Spirit of America
	and Growth Fund	Fund		Bond Fund	Income Fund	Utilities Fund
ASSETS
Investments in securities at fair value (cost $67,580,203, $70,595,992, $37,496,746, $78,217,917 and $11,606,895, respectively)	$83,017,309	$139,486,183		$35,592,948	$75,536,386	$11,330,216
Cash	—	—		—	7,207	—
Receivable for investments sold	19,895	—		—	—	—
Receivable for Fund shares sold	17,021	68,417		71	2,612	27,183
Dividends and interest receivable	362,788	80,094		402,099	892,846	13,289
Prepaid expenses	33,390	34,989		29,374	32,738	56,286
TOTAL ASSETS	83,450,403	139,669,683		36,024,492	76,471,789	11,426,974
LIABILITIES
Cash overdraft	—	—		—	—	834
Payable for Fund shares redeemed	61,419	26,168		15,717	116,280	—
Payable for distributions to shareholders	1,074,759	991,309		21,263	177,814	171,931
Payable for investment advisory fees	66,135	107,840		7,671	30,347	—
Payable for distribution (12b-1) fees	20,522	33,607		4,828	16,541	2,071
Payable for accounting and administration fees	6,705	7,779		2,736	5,435	1,287
Payable for Chief Compliance Officer fees	354	391		145	283	76
Payable for transfer agent fees	2,554	2,273		894	2,999	—
Other accrued expenses	33,628	37,208		27,509	38,538	9,520
TOTAL LIABILITIES	1,266,076	1,206,575		80,763	388,237	185,719
NET ASSETS	$82,184,327	$138,463,108		$35,943,729	$76,083,552	$11,241,255
SOURCE OF NET ASSETS
As of June 30, 2023, net assets consisted of:
Paid-in capital	$69,577,068	$70,743,384		$46,474,314	$78,714,185	$11,963,008
Accumulated earnings (deficits)	12,607,259	67,719,724		(10,530,585)	(2,630,633)	(721,753)
NET ASSETS	$82,184,327	$138,463,108		$35,943,729	$76,083,552	$11,241,255
NET ASSETS:
Class A Shares	$81,996,900	$138,225,264		$35,806,396	$75,652,888	$11,221,864
Class C Shares	$175,173	$221,209		$128,441	$419,165	$9,676
Institutional Shares	$12,254	$16,635		$8,892	$11,499	$9,715
SHARES OUTSTANDING ($0.001 par value, 500,000,000 authorized shares):
Class A Shares	9,077,198	5,510,472		4,175,967	7,455,344	604,353
Class C Shares	19,752	8,809		15,021	41,287	521
Institutional Shares	1,392	664		1,039	1,129	523
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A Shares(a)	$9.03	$25.08		$8.57	$10.15	$18.57
Class C Shares(b)	$8.87	$25.11		$8.55	$10.15	$18.57
Institutional Shares	$8.80	$25.07	(c)	$8.56	$10.18	$18.57
OFFERING PRICE PER SHARE (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$9.53	$26.47		$9.00	$10.66	$19.70
MAXIMUM SALES CHARGE:
Class A Shares	5.25%	5.25%		4.75%	4.75%	5.75%

(a)	A contingent deferred sales charge of 1.00% may be charged on shares held less than one year where an indirect commission was paid.

(b)	A contingent deferred sales charge of 1.00% may be charged on shares held less than 13 months.

(c)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes which are an integral part of these financial statements.

35

STATEMENTS OF OPERATIONS
PERIODS ENDED JUNE 30, 2023 (UNAUDITED)

	Spirit of America	Spirit of America	Spirit of America
	Real Estate Income	Large Cap Value	Municipal Tax Free	Spirit of America	Spirit of America
	and Growth Fund	Fund	Bond Fund	Income Fund	Utilities Fund(a)
INVESTMENT INCOME
Dividends	$1,863,149	$1,345,993	$5,936	$740,410	$93,030
Foreign dividend taxes withheld	—	(1,610)	—	(8,413)	(855)
Interest	3,798	—	527,838	1,621,440	—
TOTAL INVESTMENT INCOME	1,866,947	1,344,383	533,774	2,353,437	92,175
EXPENSES
Investment advisory	427,833	619,501	112,399	233,206	24,557
Distribution (12b-1) - Class A Shares	132,029	191,269	27,993	96,637	6,309
Distribution (12b-1) - Class C Shares	908	1,025	669	2,072	40
Accounting and Administration	29,277	42,727	13,009	26,583	2,407
Registration	15,088	14,571	14,168	17,927	834
Interest	12,751	3,563	2,575	11,289	—
Auditing	12,575	12,575	12,575	12,575	12,215
Transfer agent	12,384	13,230	4,110	14,409	313
Sub transfer agent	11,148	11,782	3,581	12,697	203
Insurance	9,817	12,148	4,419	8,830	65
Directors	8,162	11,516	3,562	7,281	626
Printing	7,240	9,367	2,553	6,850	1,796
Legal	6,516	9,478	2,875	5,889	936
Custodian	4,032	5,720	2,380	3,331	2,190
Line of credit	2,187	3,019	873	2,015	137
Chief Compliance Officer	1,840	2,675	813	1,663	148
Pricing	1,032	1,524	13,148	10,245	320
Other	10,627	11,778	8,944	11,460	11,096
TOTAL EXPENSES	705,446	977,468	230,646	484,959	64,192
Fees waived by Adviser	—	—	(58,124)	(42,430)	(25,315)
NET EXPENSES	705,446	977,468	172,522	442,529	38,877
NET INVESTMENT INCOME	1,161,501	366,915	361,252	1,910,908	53,298
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	(56,190)	1,556,130	(612,313)	(462,020)	—
Net realized loss on foreign currency transactions	—	(25)	—	(79)	—
Net change in unrealized appreciation (depreciation) of investments	2,179,240	17,892,338	1,247,544	1,377,773	(276,679)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	2,123,050	19,448,443	635,231	915,674	(276,679)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,284,551	$19,815,358	$996,483	$2,826,582	$(223,381)

(a)	For the period January 31, 2023 (commencement of operations) to June 30, 2023.

See accompanying notes which are an integral part of these financial statements.

36	SPIRIT OF AMERICA

[THIS PAGE INTENTIONALLY LEFT BLANK]

37

STATEMENTS OF CHANGES IN NET ASSETS

	Spirit of America		Spirit of America
	Real Estate Income and Growth Fund		Large Cap Value Fund
	For the Six Months		For the Six Months
	Ended	For the Year	Ended	For the Year
	June 30, 2023	Ended	June 30, 2023	Ended
	(Unaudited)	December 31, 2022	(Unaudited)	December 31, 2022
OPERATIONS
Net investment income	$1,161,501	$1,410,625	$366,915	$638,366
Net realized gain (loss) from investment and foreign currency transactions	(56,190)	4,961,989	1,556,105	8,515,870
Net change in unrealized appreciation (depreciation) of investments and foreign currency transactions	2,179,240	(45,181,077)	17,892,338	(36,714,039)
Net increase (decrease) in net assets resulting from operations	3,284,551	(38,808,463)	19,815,358	(27,559,803)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings:
Class A Shares	(3,734,538)	(7,062,689)	(3,778,256)	(10,882,304)
Class C Shares	(7,588)	(13,086)	(5,403)	(16,573)
Institutional Shares	(584)	(917)	(474)	(1,261)
Return of capital:
Class A Shares	—	(1,300,482)	—	(506,944)
Class C Shares	—	(1,910)	—	—
Institutional Shares	—	(176)	—	(79)
Total distributions to shareholders	(3,742,710)	(8,379,260)	(3,784,133)	(11,407,161)
CAPITAL TRANSACTIONS
Class A Shares:
Shares sold	4,108,018	20,865,037	10,729,296	18,948,198
Shares issued from reinvestment of distributions	2,663,558	6,060,405	2,790,857	8,405,915
Shares redeemed	(14,885,058)	(22,631,957)	(13,631,174)	(23,604,134)
Total Class A Shares	(8,113,482)	4,293,485	(111,021)	3,749,979
Class C Shares:
Shares sold	—	63,049	—	27,500
Shares issued from reinvestment of distributions	3,808	10,284	1,493	4,125
Shares redeemed	(5,000)	(27,504)	(110)	(78,928)
Total Class C Shares	(1,192)	45,829	1,383	(47,303)
Institutional Shares:
Shares sold	—	—	—	—
Shares issued from reinvestment of distributions	584	1,093	474	1,341
Total Institutional Shares	584	1,093	474	1,341
Increase (decrease) in net assets derived from capital share transactions	(8,114,090)	4,340,407	(109,164)	3,704,017
Total increase (decrease) in Net Assets	(8,572,249)	(42,847,316)	15,922,061	(35,262,947)
NET ASSETS
Beginning of period	90,756,576	133,603,892	122,541,047	157,803,994
End of period	$82,184,327	$90,756,576	$138,463,108	$122,541,047
SHARE TRANSACTIONS
Class A Shares:
Shares sold	435,005	1,808,804	452,681	752,673
Shares issued from reinvestment of distributions	294,968	629,407	111,278	376,184
Shares redeemed	(1,581,037)	(2,104,320)	(579,160)	(928,882)
Total Class A Shares	(851,064)	333,891	(15,201)	199,975
Class C Shares:
Shares sold	—	5,300	—	1,077
Shares issued from reinvestment of distributions	429	1,089	60	185
Shares redeemed	(554)	(2,319)	(5)	(2,945)
Total Class C Shares	(125)	4,070	55	(1,683)
Institutional Shares:
Shares sold	—	—	—	—
Shares issued from reinvestment of distributions	66	117	19	60
Total Institutional Shares	66	117	19	60

(a)	For the period January 31, 2023 (commencement of operations) to June 30, 2023.

See accompanying notes which are an integral part of these financial statements.

38	SPIRIT OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)

Spirit of America Municipal Tax Free Bond Fund		Spirit of America Income Fund		Spirit of America Utilities Fund
For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Period Ended June 30, 2023(a) (Unaudited)
$361,252	$919,762	$1,910,908	$3,684,285	$53,298
(612,313)	(383,502)	(462,099)	2,655,104	—
1,247,544	(5,677,383)	1,377,773	(20,187,224)	(276,679)

996,483	(5,141,123)	2,826,582	(13,847,835)	(223,381)

(360,431)	(918,075)	(1,800,460)	(6,535,212)	(497,551)
(729)	(1,505)	(8,172)	(27,950)	(391)
(91)	(182)	(280)	(877)	(430)

—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
(361,251)	(919,762)	(1,808,912)	(6,564,039)	(498,372)

771,460	1,435,637	6,003,930	8,958,538	11,666,294
227,812	574,461	1,029,717	3,825,124	325,621
(5,134,331)	(19,054,427)	(10,160,408)	(33,834,470)	(49,728)
(4,135,059)	(17,044,329)	(3,126,761)	(21,050,808)	11,942,187

300	600	10,000	73,860	10,000
571	1,122	6,661	21,814	391
(13,323)	(150)	(354)	(44,568)	—
(12,452)	1,572	16,307	51,106	10,391

—	—	—	—	10,000
91	182	280	877	430
91	182	280	877	10,430

(4,147,420)	(17,042,575)	(3,110,174)	(20,998,825)	11,963,008
(3,512,188)	(23,103,460)	(2,092,504)	(41,410,699)	11,241,255

39,455,917	62,559,377	78,176,056	119,586,755	—
$35,943,729	$39,455,917	$76,083,552	$78,176,056	$11,241,255

90,153	162,031	582,712	794,665	589,297
26,552	66,259	100,351	359,736	17,535
(598,187)	(2,179,580)	(984,262)	(3,016,715)	(2,479)
(481,482)	(1,951,290)	(301,199)	(1,862,314)	604,353

35	70	951	6,419	500
67	130	649	2,078	21
(1,543)	(16)	(34)	(4,057)	—
(1,441)	184	1,566	4,440	521

—	—	—	—	500
10	22	27	82	23
10	22	27	82	523

See accompanying notes which are an integral part of these financial statements.

39

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
CLASS A SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months
	Ended
	June 30, 2023		For the Year Ended December 31
	(Unaudited)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.12		$13.90	$10.45	$11.96	$10.03	$11.65

From Investment Operations:
Net investment income	0.15	[1]	0.14 [1]	0.08 [1]	0.15 [1]	0.09	0.15 [1]
Net realized and unrealized gain (loss) on investments	0.19		(4.07)	4.22	(0.81)	2.69	(0.92)
Total from investment operations	0.34		(3.93)	4.30	(0.66)	2.78	(0.77)

Less Distributions:
Distributions from net investment income	(0.43)		(0.17)	(0.14)	(0.11)	(0.09)	(0.40)
Distributions from net capital gains	—		(0.55)	(0.71)	(0.04)	(0.76)	(0.45)
Distributions from return of capital	—		(0.13)	—	(0.70)	—	—
Total distributions	(0.43)		(0.85)	(0.85)	(0.85)	(0.85)	(0.85)

Net Asset Value, End of Period	$9.03		$9.12	$13.90	$10.45	$11.96	$10.03
Total Return[2]	3.67	% [3]	(28.46)%	42.03%	(5.13)%	28.06%	(6.85)%

Ratios and Supplemental Data:
Net assets, end of year (000)	$81,997		$90,567	$133,371	$82,609	$90,679	$80,761
Ratio of net expenses to average net assets	1.60	% [4,5]	1.54%	1.52%	1.59%	1.54%	1.54%
Ratio of net investment income to average net assets	2.64	% [4,5]	1.28%	0.68%	1.05%	0.74%	1.35%
Portfolio turnover rate	1	% [3]	16%	17%	18%	4%	4%

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Calculation does not reflect sales load.

[3]	Not annualized.

[4]	Annualized.

[5]	Includes interest expense of 0.03%.

See accompanying notes which are an integral part of these financial statements.

40	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
CLASS C SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months
	Ended
	June 30, 2023		For the Year Ended December 31
	(Unaudited)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.96		$13.68	$10.26	$11.77	$9.90	$11.56

From Investment Operations:
Net investment income	0.10 [1]		0.07 [1]	0.01 [1]	0.08 [1]	0.08	0.11 [1]
Net realized and unrealized gain (loss) on investments	0.20		(4.01)	4.14	(0.81)	2.57	(0.94)
Total from investment operations	0.30		(3.94)	4.15	(0.73)	2.65	(0.83)

Less Distributions:
Distributions from net investment income	(0.39)		(0.13)	(0.02)	(0.10)	(0.08)	(0.38)
Distributions from net capital gains	—		(0.55)	(0.71)	(0.04)	(0.70)	(0.45)
Distributions from return of capital	—		(0.10)	—	(0.64)	—	—
Total distributions	(0.39)		(0.78)	(0.73)	(0.78)	(0.78)	(0.83)

Net Asset Value, End of Period	$8.87		$8.96	$13.68	$10.26	$11.77	$9.90
Total Return[2]	3.38	% [3]	(28.98)%	41.07%	(5.85)%	27.15%	(7.44)%

Ratios and Supplemental Data:
Net assets, end of year (000)	$175		$178	$216	$222	$211	$118
Ratio of net expenses to average net assets	2.30	% [4,5]	2.25%	2.22%	2.29%	2.24%	2.24%
Ratio of net investment income to average net assets	1.98	% [4,5]	0.62%	0.06%	0.41%	0.16%	0.97%
Portfolio turnover rate	1	% [3]	16%	17%	18%	4%	4%

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Calculation does not reflect contingent deferred sales charge.

[3]	Not annualized.

[4]	Annualized.

[5]	Includes interest expense of 0.03%.

See accompanying notes which are an integral part of these financial statements.

41

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months		For the Year		For the
	Ended		Ended		Period Ended
	June 30, 2023		December 31		December 31,
	(Unaudited)		2022	2021	2020[1]
Net Asset Value, Beginning of Period	$8.90		$13.60	$10.24	$9.67

From Investment Operations:
Net investment income	0.15	[2]	0.17 [2]	0.11 [2]	0.14	[2]
Net realized and unrealized gain (loss) on investments	0.19		(3.99)	4.14	1.31
Total from investment operations	0.34		(3.82)	4.25	1.45

Less Distributions:
Distributions from net investment income	(0.44)		(0.19)	(0.18)	(0.12)
Distributions from net capital gains	—		(0.55)	(0.71)	(0.04)
Distributions from return of capital	—		(0.14)	—	(0.72)
Total distributions	(0.44)		(0.88)	(0.89)	(0.88)

Net Asset Value, End of Period	$8.80		$8.90	$13.60	$10.24
Total Return	3.82	% [3]	(28.26)%	42.39%	15.52	% [3]

Ratios and Supplemental Data:
Net assets, end of year (000)	$12		$12	$16	$14
Ratio of net expenses to average net assets	1.30	% [4,5]	1.24%	1.22%	1.29	% [4]
Ratio of net investment income to average net assets	3.00	% [4,5]	1.59%	0.89%	1.53	% [4]
Portfolio turnover rate	1	% [3]	16%	17%	18	% [3]

[1]	For the period May 1, 2020 (commencement of operations) to December 31, 2020.

[2]	Calculated based on the average number of shares outstanding during the period.

[3]	Not annualized.

[4]	Annualized.

[5]	Includes interest expense of 0.03%.

See accompanying notes which are an integral part of these financial statements.

42	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND
CLASS A SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months
	Ended
	June 30, 2023		For the Year Ended December 31
	(Unaudited)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$22.14		$29.57	$24.47	$22.53	$18.53	$21.59

From Investment Operations:
Net investment income	0.08	[1]	0.12 [1]	0.02 [1]	1.08 [1]	0.13 [1]	0.15 [1]
Net realized and unrealized gain (loss) on investments	3.56		(5.38)	7.05	2.26	5.27	(1.81)
Total from investment operations	3.64		(5.26)	7.07	3.34	5.40	(1.66)

Less Distributions:
Distributions from net investment income	(0.70)		(0.10)	(0.01)	(0.17)	(0.13)	(0.15)
Distributions from net capital gains	—		(1.97)	(1.79)	(0.90)	(0.80)	(0.78)
Distributions from return of capital	—		(0.10)	(0.17)	(0.33)	(0.47)	(0.47)
Total distributions	(0.70)		(2.17)	(1.97)	(1.40)	(1.40)	(1.40)

Net Asset Value, End of Period	$25.08		$22.14	$29.57	$24.47	$22.53	$18.53
Total Return[2]	16.44	% [3]	(17.70)%	29.27%	15.49%	29.54%	(7.87)%

Ratios and Supplemental Data:
Net assets, end of year (000)	$138,225		$122,333	$157,478	$128,680	$113,819	$88,939
Ratio of net expenses to average net assets	1.53	% [4]	1.51%	1.50%	1.53%	1.52%	1.52%
Ratio of net investment income to average net assets	0.58	% [4]	0.48%	0.06%	0.82%	0.60%	0.70%
Portfolio turnover rate	1	% [3]	10%	11%	15%	8%	13%

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Calculation does not reflect sales load.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes which are an integral part of these financial statements.

43

SPIRIT OF AMERICA LARGE CAP VALUE FUND
CLASS C SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months
	Ended
	June 30, 2023		For the Year Ended December 31
	(Unaudited)		2022		2021		2020	2019		2018
Net Asset Value, Beginning of Period	$22.17		$29.56		$24.48		$22.59	$18.52		$21.62

From Investment Operations:
Net investment (loss) income	—	[1]	(0.06	) [1]	(0.18	) [1]	0.88 [1]	(0.02	) [1]	— [1,2]
Net realized and unrealized gain (loss) on investments	3.56		(5.36)		7.05		2.30	5.26		(1.80)
Total from investment operations	3.56		(5.42)		6.87		3.18	5.24		(1.80)

Less Distributions:
Distributions from net investment income	(0.62)		—		—		(0.13)	(0.08)		(0.12)
Distributions from net capital gains	—		(1.97)		(1.79)		(0.90)	(0.80)		(0.78)
Distributions from return of capital	—		—		—		(0.26)	(0.29)		(0.40)
Total distributions	(0.62)		(1.97)		(1.79)		(1.29)	(1.17)		(1.30)

Net Asset Value, End of Period	$25.11		$22.17		$29.56		$24.48	$22.59		$18.52
Total Return[3]	16.05	% [4]	(18.29)%		28.37%		14.70%	28.59%		(8.50)%

Ratios and Supplemental Data:
Net assets, end of year (000)	$221		$194		$308		$263	$40		$83
Ratio of net expenses to average net assets	2.23	% [5]	2.21%		2.20%		2.23%	2.22%		2.22%
Ratio of net investment (loss) income to average net assets	(0.12	)% [5]	(0.24)%		(0.64)%		(0.09)%	(0.10)%		0.01%
Portfolio turnover rate	1	% [4]	10%		11%		15%	8%		13%

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Rounds to less than $0.005 per share.

[3]	Calculation does not reflect contingent deferred sales charge.

[4]	Not annualized.

[5]	Annualized.

See accompanying notes which are an integral part of these financial statements.

44	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months		For the Year		For the
	Ended		Ended		Period Ended
	June 30, 2023		December 31		December 31,
	(Unaudited)		2022	2021	2020[1]
Net Asset Value, Beginning of Period	$22.12		$29.56	$24.46	$19.57

From Investment Operations:
Net investment income	0.15	[2]	0.20 [2]	0.10 [2]	1.02	[2]
Net realized and unrealized gain (loss) on investments	3.54		(5.39)	7.06	5.34
Total from investment operations	3.69		(5.19)	7.16	6.36

Less Distributions:
Distributions from net investment income	(0.74)		(0.15)	(0.02)	(0.19)
Distributions from net capital gains	—		(1.97)	(1.79)	(0.90)
Distributions from return of capital	—		(0.13)	(0.25)	(0.38)
Total distributions	(0.74)		(2.25)	(2.06)	(1.47)

Net Asset Value, End of Period	$25.07		$22.12	$29.56	$24.46
Total Return	16.66	% [3]	(17.48)%	29.64%	33.28	% [3]

Ratios and Supplemental Data:
Net assets, end of year (000)	$17		$14	$17	$13
Ratio of net expenses to average net assets	1.23	% [4]	1.21%	1.20%	1.23	% [4]
Ratio of net investment income to average net assets	0.88	% [4]	0.78%	0.36%	0.80	% [4]
Portfolio turnover rate	1	% [3]	10%	11%	15	% [3]

[1]	For the period May 1, 2020 (commencement of operations) to December 31, 2020.

[2]	Calculated based on the average number of shares outstanding during the period.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes which are an integral part of these financial statements.

45

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
CLASS A SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months
	Ended
	June 30, 2023		For the Year Ended December 31
	(Unaudited)		2022	2021	2020	2019		2018
Net Asset Value, Beginning of Period	$8.44		$9.44	$9.54	$9.45	$9.26		$9.47

From Investment Operations:
Net investment income	0.08		0.17	0.18	0.24	0.27		0.30
Net realized and unrealized gain (loss) on investments	0.13		(1.00)	(0.10)	0.09	0.19		(0.21)
Total from investment operations	0.21		(0.83)	0.08	0.33	0.46		0.09

Less Distributions:
Distributions from net investment income	(0.08)		(0.17)	(0.18)	(0.24)	(0.27)		(0.30)
Total distributions	(0.08)		(0.17)	(0.18)	(0.24)	(0.27)		(0.30)

Net Asset Value, End of Period	$8.57		$8.44	$9.44	$9.54	$9.45		$9.26
Total Return[1]	2.52	% [2]	(8.87)%	0.88%	3.56%	5.06%		0.96%

Ratios and Supplemental Data:
Net assets, end of year (000)	$35,806		$39,309	$62,397	$70,947	$69,002		$72,818
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.23	% [3]	1.19%	1.10%	1.11%	1.13	% [4]	1.11	% [4]
After expense waiver or recoupment	0.92	% [3]	0.92%	0.90%	0.90%	0.92	% [4]	0.92	% [4]
Ratio of net investment income to average net assets	1.93	% [3]	1.90%	1.94%	2.55%	2.92%		3.21%
Portfolio turnover rate	—	% [2]	—%	11%	18%	6%		—%

[1]	Calculation does not reflect sales load.

[2]	Not annualized.

[3]	Annualized.

[4]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

46	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
CLASS C SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months
	Ended
	June 30, 2023		For the Year Ended December 31
	(Unaudited)		2022	2021	2020	2019		2018
Net Asset Value, Beginning of Period	$8.42		$9.42	$9.52	$9.43	$9.23		$9.45

From Investment Operations:
Net investment income	0.05		0.09	0.10	0.16	0.19		0.22
Net realized and unrealized gain (loss) on investments	0.13		(1.00)	(0.10)	0.09	0.20		(0.22)
Total from investment operations	0.18		(0.91)	—	0.25	0.39		—

Less Distributions:
Distributions from net investment income	(0.05)		(0.09)	(0.10)	(0.16)	(0.19)		(0.22)
Total distributions	(0.05)		(0.09)	(0.10)	(0.16)	(0.19)		(0.22)

Net Asset Value, End of Period	$8.55		$8.42	$9.42	$9.52	$9.43		$9.23
Total Return[1]	2.09	% [2]	(9.66)%	0.03%	2.70%	4.30%		0.00%

Ratios and Supplemental Data:
Net assets, end of year (000)	$128		$139	$153	$333	$335		$155
Ratio of expenses to average net assets:
Before expense waiver or recoupment	2.08	% [3]	2.04%	1.95%	1.96%	1.98	% [4]	1.96	% [4]
After expense waiver or recoupment	1.77	% [3]	1.77%	1.75%	1.75%	1.77	% [4]	1.77	% [4]
Ratio of net investment income to average net assets	1.09	% [3]	1.06%	1.11%	1.71%	2.03%		2.27%
Portfolio turnover rate	—	% [2]	—%	11%	18%	6%		—%

[1]	Calculation does not reflect contingent deferred sales charge.

[2]	Not annualized.

[3]	Annualized.

[4]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

47

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months		For the Year		For the
	Ended		Ended		Period Ended
	June 30, 2023		December 31		December 31,
	(Unaudited)		2022	2021	2020[1]
Net Asset Value, Beginning of Period	$8.42		$9.42	$9.52	$9.28

From Investment Operations:
Net investment income	0.09		0.18	0.20	0.16
Net realized and unrealized gain (loss) on investments	0.14		(1.00)	(0.10)	0.24
Total from investment operations	0.23		(0.82)	0.10	0.40

Less Distributions:
Distributions from net investment income	(0.09)		(0.18)	(0.20)	(0.16)
Total distributions	(0.09)		(0.18)	(0.20)	(0.16)

Net Asset Value, End of Period	$8.56		$8.42	$9.42	$9.52
Total Return	2.72	% [2]	(8.75)%	1.03%	4.37	% [2]

Ratios and Supplemental Data:
Net assets, end of year (000)	$9		$9	$9	$9
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.09	% [3]	1.04%	0.95%	0.96	% [3]
After expense waiver or recoupment	0.78	% [3]	0.77%	0.75%	0.75	% [3]
Ratio of net investment income to average net assets	2.08	% [3]	2.06%	2.08%	2.60	% [3]
Portfolio turnover rate	—	% [2]	—%	11%	18	% [2]

[1]	For the period May 1, 2020 (commencement of operations) to December 31, 2020.

[2]	Not annualized.

[3]	Annualized.

See accompanying notes which are an integral part of these financial statements.

48	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
CLASS A SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months
	Ended
	June 30, 2023		For the Year Ended December 31
	(Unaudited)		2022	2021		2020	2019		2018
Net Asset Value, Beginning of Period	$10.03		$12.39	$12.44		$12.21	$11.42		$12.06

From Investment Operations:
Net investment income	0.24		0.44	0.50		0.44	0.44		0.44
Net realized and unrealized gain (loss) on investments	0.12		(1.99)	0.06		0.26	0.87		(0.54)
Total from investment operations	0.36		(1.55)	0.56		0.70	1.31		(0.10)

Less Distributions:
Distributions from net investment income	(0.24)		(0.43)	(0.46)		(0.43)	(0.39)		(0.48)
Distributions from net capital gains	—		(0.38)	(0.15)		(0.04)	(0.07)		—
Distributions from return of capital	—		—	—		—	(0.06)		(0.06)
Total distributions	(0.24)		(0.81)	(0.61)		(0.47)	(0.52)		(0.54)

Net Asset Value, End of Period	$10.15		$10.03	$12.39		$12.44	$12.21		$11.42
Total Return[1]	3.57	% [2]	(12.69)%	4.59%		5.95%	11.64%		(0.87)%

Ratios and Supplemental Data:
Net assets, end of year (000)	$75,653		$77,767	$119,137		$135,162	$132,166		$136,223
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.24	% [3,4]	1.18%	1.14	% [5]	1.15%	1.14	% [5]	1.13	% [6]
After expense waiver or recoupment	1.13	% [3,4]	1.12%	1.11	% [5]	1.10%	1.11	% [5]	1.12	% [6]
Ratio of net investment income to average net assets	4.92	% [3]	3.83%	3.98%		3.70%	3.74%		3.87%
Portfolio turnover rate	2	% [2]	1%	4%		20%	3%		1%

[1]	Calculation does not reflect sales load.

[2]	Not annualized.

[3]	Annualized.

[4]	Includes interest expense of 0.03%.

[5]	Includes interest expense of 0.01%.

[6]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

49

SPIRIT OF AMERICA INCOME FUND
CLASS C SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months
	Ended
	June 30, 2023		For the Year Ended December 31
	(Unaudited)		2022	2021		2020	2019		2018
Net Asset Value, Beginning of Period	$10.03		$12.39	$12.45		$12.22	$11.43		$12.08

From Investment Operations:
Net investment income	0.22		0.35	0.40		0.36	0.38		0.38
Net realized and unrealized gain (loss) on investments	0.10		(1.98)	0.06		0.25	0.84		(0.58)
Total from investment operations	0.32		(1.63)	0.46		0.61	1.22		(0.20)

Less Distributions:
Distributions from net investment income	(0.20)		(0.35)	(0.37)		(0.34)	(0.32)		(0.40)
Distributions from net capital gains	—		(0.38)	(0.15)		(0.04)	(0.07)		—
Distributions from return of capital	—		—	—		—	(0.04)		(0.05)
Total distributions	(0.20)		(0.73)	(0.52)		(0.38)	(0.43)		(0.45)

Net Asset Value, End of Period	$10.15		$10.03	$12.39		$12.45	$12.22		$11.43
Total Return[1]	3.19	% [2]	(13.34)%	3.72%		5.18%	10.79%		(1.69)%

Ratios and Supplemental Data:
Net assets, end of year (000)	$419		$398	$437		$465	$422		$293
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.99	% [3,4]	1.93%	1.89	% [5]	1.90%	1.89	% [5]	1.88	% [6]
After expense waiver or recoupment	1.88	% [3,4]	1.87%	1.86	% [5]	1.85%	1.86	% [5]	1.87	% [6]
Ratio of net investment income to average net assets	4.19	% [3]	3.12%	3.23%		2.92%	2.97%		3.12%
Portfolio turnover rate	2	% [2]	1%	4%		20%	3%		1%

[1]	Calculation does not reflect contingent deferred sales charge.

[2]	Not annualized.

[3]	Annualized.

[4]	Includes interest expense of 0.03%.

[5]	Includes interest expense of 0.01%.

[6]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

50	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months		For the Year			For the
	Ended		Ended			Period Ended
	June 30, 2023		December 31			December 31,
	(Unaudited)		2022	2021		2020[1]
Net Asset Value, Beginning of Period	$10.06		$12.43	$12.48		$11.66

From Investment Operations:
Net investment income	0.27		0.46	0.53		0.31
Net realized and unrealized gain (loss) on investments	0.10		(1.99)	0.07		0.83
Total from investment operations	0.37		(1.53)	0.59		1.14

Less Distributions:
Distributions from net investment income	(0.25)		(0.46)	(0.50)		(0.28)
Distributions from net capital gains	—		(0.38)	(0.15)		(0.04)
Total distributions	(0.25)		(0.84)	(0.65)		(0.32)

Net Asset Value, End of Period	$10.18		$10.06	$12.43		$12.48
Total Return	3.69	% [2]	(12.51)%	4.83%		9.89	% [2]

Ratios and Supplemental Data:
Net assets, end of year (000)	$11		$11	$13		$12
Ratio of expenses to average net assets:
Before expense waiver or recoupment	0.99	% [3,4]	0.93%	0.89	% [5]	0.90	% [3]
After expense waiver or recoupment	0.88	% [3,4]	0.87%	0.86	% [5]	0.85	% [3]
Ratio of net investment income to average net assets	5.16	% [3]	4.10%	4.21%		3.80	% [3]
Portfolio turnover rate	2	% [2]	1%	4%		20	% [2]

[1]	For the period May 1, 2020 (commencement of operations) to December 31, 2020.

[2]	Not annualized.

[3]	Annualized.

[4]	Includes interest expense of 0.03%.

[5]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

51

SPIRIT OF AMERICA UTILITIES FUND
CLASS A SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Period Ended
	June 30,
	2023[1]
Net Asset Value, Beginning of Period	$20.00

From Investment Operations:
Net investment income	0.11
Net realized and unrealized (loss) on investments	(0.69)
Total from investment operations	(0.58)

Less Distributions:
Distributions from net investment income	(0.85)
Total distributions	(0.85)

Net Asset Value, End of Period	$18.57
Total Return[2]	(2.90	)% [3]

Ratios and Supplemental Data:
Net assets, end of year (000)	$11,222
Ratio of expenses to average net assets:
Before expense waiver or recoupment	2.53	% [4]
After expense waiver or recoupment	1.53	% [4]
Ratio of net investment income to average net assets	2.11	% [4]
Portfolio turnover rate	—	% [3]

[1]	For the period January 31, 2023 (commencement of operations) to June 30, 2023.

[2]	Calculation does not reflect sales load.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes which are an integral part of these financial statements.

52	SPIRIT OF AMERICA

SPIRIT OF AMERICA UTILITIES FUND
CLASS C SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Period Ended
	June 30,
	2023[1]
Net Asset Value, Beginning of Period	$20.00

From Investment Operations:
Net investment income	0.18
Net realized and unrealized (loss) on investments	(0.83)
Total from investment operations	(0.65)

Less Distributions:
Distributions from net investment income	(0.78)
Total distributions	(0.78)

Net Asset Value, End of Period	$18.57
Total Return[2]	(3.24	)% [3]

Ratios and Supplemental Data:
Net assets, end of year (000)	$10
Ratio of expenses to average net assets:
Before expense waiver or recoupment	6.75	% [4]
After expense waiver or recoupment	2.28	% [4]
Ratio of net investment income to average net assets	1.86	% [4]
Portfolio turnover rate	—	% [3]

[1]	For the period January 31, 2023 (commencement of operations) to June 30, 2023.

[2]	Calculation does not reflect contingent deferred sales charge.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes which are an integral part of these financial statements.

53

SPIRIT OF AMERICA UTILITIES FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Period Ended
	June 30,
	2023[1]
Net Asset Value, Beginning of Period	$20.00

From Investment Operations:
Net investment income	0.26
Net realized and unrealized (loss) on investments	(0.83)
Total from investment operations	(0.57)

Less Distributions:
Distributions from net investment income	(0.86)
Total distributions	(0.86)

Net Asset Value, End of Period	$18.57
Total Return	(2.85	)% [2]

Ratios and Supplemental Data:
Net assets, end of year (000)	$10
Ratio of expenses to average net assets:
Before expense waiver or recoupment	5.75	% [3]
After expense waiver or recoupment	1.28	% [3]
Ratio of net investment income to average net assets	2.85	% [3]
Portfolio turnover rate	—	% [2]

[1]	For the period January 31, 2023 (commencement of operations) to June 30, 2023.

[2]	Not annualized.

[3]	Annualized.

See accompanying notes which are an integral part of these financial statements.

54	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS  |  JUNE 30, 2023 (UNAUDITED)

Note 1 – Organization

Spirit of America Investment Fund, Inc. (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Company offers 6 separate series, or mutual funds (the “Spirit of America Funds”), each with its own investment objective and strategy. This report includes the following funds, each operating as a diversified fund as defined by the 1940 Act (individually, a “Fund”, or collectively, the “Funds”):

Spirit of America Real Estate Income and Growth Fund (the “Real Estate Income and Growth Fund”) commenced operations on January 9, 1998. The Real Estate Income and Growth Fund seeks current income and growth of capital by investing in equity real estate investment trusts (“REITs”) and the equity securities of real estate industry companies.

Spirit of America Large Cap Value Fund (the “Large Cap Value Fund”) commenced operations on August 1, 2002. The Large Cap Value Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the large cap value segment of the U.S. equity market.

Spirit of American Municipal Tax Free Bond Fund (the “Municipal Tax Free Bond Fund”) commenced operations on February 29, 2008. The Municipal Tax Free Bond Fund seeks high current income that is exempt from federal income tax, including the alternative minimum tax (“AMT”), investing at least 80% of its assets in municipal bonds.

Spirit of America Income Fund (the “Income Fund”) commenced operations on December 31, 2008. The Income Fund seeks high current income, investing at least 80% of its assets in a portfolio of taxable municipal bonds, income producing convertible securities, preferred stocks, high yield U.S. corporate bonds (frequently called “junk” bonds), and collateralized mortgage obligations (“CMOs”).

Spirit of America Utilities Fund (the “Utilities Fund”) commenced operations on January 31, 2023. The Utilities Fund seeks current income and capital appreciation by investing at least 80% of its net assets plus any borrowings in a combination of securities and other assets of utility and utility related companies.

Each Fund currently offers Class A Shares, Class C Shares and Institutional Shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A Shares have a maximum sales charge on purchases of 5.25% for the Real Estate Income and Growth Fund and Large Cap Value Fund, 4.75% for the Municipal Tax Free Bond Fund and Income Fund, and 5.75% for the Utilities Fund, as a percentage of the original purchase price. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.

Note 2 – Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

A. Security Valuation: The offering price and NAV per share for the Funds are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and ask prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and ask prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and ask prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes,

55

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2023 (UNAUDITED)

analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”) has designated Spirit of America Management Corp., the Company’s investment adviser, as the Company’s Valuation Designee, to perform any fair value determinations for securities and other assets held by the Funds for which market quotations are not readily available in accordance with the Company’s Valuation Procedures.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

●	Level 1 –	Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments).

The summary of inputs used to value each Fund’s net assets as of June 30, 2023 is as follows:

	Value Inputs
	Level 1	Level 2	Level 3	Total
Real Estate Income and Growth Fund
Assets:	$79,764,681	$—	$—	$79,764,681
Common Stocks[1]
Preferred Stocks[1]	1,997,659	149,220	—	2,146,879
Money Market Funds	1,105,749	—	—	1,105,749
Total	$82,868,089	$149,220	$—	$83,017,309

Large Cap Value Fund
Assets:	$137,067,477	$—	$—	$137,067,477
Common Stocks[1]
Preferred Stocks[1]	1,047,291	—	—	1,047,291
Money Market Funds	1,371,415	—	—	1,371,415
Total	$139,486,183	$—	$—	$139,486,183

Municipal Tax Free Bond Fund
Assets:
Municipal Bonds	$—	$35,288,711	$—	$35,288,711
Money Market Funds	304,237	—	—	304,237
Total	$304,237	$35,288,711	$—	$35,592,948

56	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2023 (UNAUDITED)

	Value Inputs
	Level 1	Level 2	Level 3	Total
Income Fund
Assets:
Common Stocks[1]	$8,328,063	$—	$—	$8,328,063
Preferred Stocks[1]	14,934,135	—	—	14,934,135
Collateralized Mortgage Obligations	—	54,854	—	54,854
Corporate Bonds	—	7,663,036	348,412	8,011,448
Municipal Bonds	—	44,000,713	—	44,000,713
Money Market Funds	207,173	—	—	207,173
Total	$23,469,371	$51,718,603	$348,412	$75,536,386

Utilities Fund
Assets:
Common Stocks[1]	$10,242,499	$—	$—	$10,242,499
Preferred Stocks[1]	24,850	—	—	24,850
Money Market Funds	1,062,867	—	—	1,062,867
Total	$11,330,216	$—	$—	$11,330,216

[1]	Refer to Schedule of Investments for sector/industry classification.

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, Spirit of America Management Corp. shall use any or all of the following criteria to value Level 3 securities:

●	Last sales price

●	Price given by pricing service

●	Last quoted bid & asked price

●	Third party bid & asked price

●	Indicated opening range

The significant unobservable inputs that may be used in the fair value measurement of a Fund’s investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

The following provides quantitative information about the Real Estate Income and Growth Fund’s significant Level 3 fair value measurements as of June 30, 2023:

Quantitative Information about Significant Level 3 Fair Value Measurements
Fair Value
Asset Category	June 30, 2023	Valuation Techniques	Unobservable Input(s)	Range
Common Stocks	$—	Asset Liquidation Analysis	Liquidation Proceeds	N/A

57

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2023 (UNAUDITED)

The following provides quantitative information about the Income Fund’s significant Level 3 fair value measurements as of June 30, 2023:

Quantitative Information about Significant Level 3 Fair Value Measurements
	Fair Value At
Asset Category	June 30, 2023	Valuation Techniques	Unobservable Input(s)	Range
Common Stocks	$—	Asset Liquidation Analysis	Liquidation Proceeds	N/A
Corporate Bonds	348,412	Comparable Security Analysis	Discount for Lack of Marketability	1%-20%[1]

[1]	Significant changes in this range would result in a significantly higher or lower fair value measurement.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Real Estate Income and Growth Fund:

Change in
	Balance as of		unrealized
	December 31,	Amortization/	appreciation	Balance as of
	2022	Accretion	(depreciation)	June 30, 2023
Common Stocks	$—	$—	$—	$—

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

Change in
	Balance as of		unrealized
	December 31,	Amortization/	appreciation	Balance as of
	2022	Accretion	(depreciation)	June 30, 2023
Common Stocks	$—	$—	$—	$—
Corporate Bonds	348,896	(290)	(194)	348,412

Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date) for financial reporting purposes. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Federal Income Taxes: The Funds intend to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Use of Estimates: In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E. Distributions to Shareholders: The Funds intend to distribute substantially all of their net investment income and capital gains to shareholders each year. The Real Estate Income and Growth Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $0.85 per share. The Large Cap Value Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $1.40 per share. The Utilities Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31. For the Income Fund and Municipal Tax Free Bond Fund, income distributions will typically be declared daily and paid monthly. Capital gains, if any, for all of the Funds, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares.

58	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2023 (UNAUDITED)

The Real Estate Income and Growth Fund and Large Cap Value Fund have made certain investments in REITs which pay distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distributions. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The Funds intend to include the gross distributions from such REITs in their distributions to their shareholders; accordingly, a portion of the distributions paid to the Funds and subsequently distributed to shareholders may be re-characterized based on the prior calendar year’s actual reported return of capital. The final determination of the amount of each Fund’s return of capital distribution for the period will be made after the end of each calendar year.

F. Allocation of Income, Expenses, Gains and Losses. Expenses incurred by the Company that do not relate to a specific fund of the Company are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Note 3 – Derivative Transactions

Written Options Contracts – The Real Estate Income and Growth Fund and Large Cap Value Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The Funds did not use derivatives for the periods ended June 30, 2023.

Note 4 – Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the periods ended June 30, 2023, excluding short-term investments and U.S. government obligations, were as follows:

Fund	Purchases	Sales
Real Estate Income and Growth Fund	$656,204	$11,209,764
Large Cap Value Fund	711,890	5,322,729
Municipal Tax Free Bond Fund	—	4,726,414
Income Fund	1,550,669	5,906,908
Utilities Fund	10,544,028	—

There were no purchases or sales of Long Term U.S. Government Obligations during the periods ended June 30, 2023.

Note 5 – Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser, under the terms of the Advisory Agreement with respect to each Fund, manages the Funds’ investments. As compensation for its management services, each Fund is obligated to pay the Adviser a fee based on each Fund’s average daily net assets as follows:

		Advisory
Fund	Fee Rate	Fees Earned
Real Estate Income and Growth Fund	0.97%	$427,833
Large Cap Value Fund	0.97%	619,501
Municipal Tax Free Bond Fund	0.60%	112,399
Income Fund	0.60%	233,206
Utilities Fund	0.97%	24,557

59

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2023 (UNAUDITED)

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses for the following Funds (based on average daily net assets) through April 30, 2024 so that the total operating expenses will not exceed the amounts presented in the table below. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Additionally, for the periods ended June 30, 2023, the Adviser waived advisory fees, as indicated:

			Institutional	Fees Recouped
Fund	Class A Shares	Class C Shares	Shares	(Waived)
Municipal Tax Free Bond Fund	0.90%	1.75%	0.75%	$(58,124)
Income Fund	1.10%	1.85%	0.85%	(42,430)
Utilities Fund	1.53%	2.28%	1.28%	(25,315)

Any amounts waived or reimbursed by the Adviser are subject to repayment by a Fund within a period of three years after such waivers or expenses were incurred, provided the Fund is able to make such repayments and remain in compliance with the expense limitation as stated above.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, are as follows:

	Municipal
	Tax Free	Income	Utilities
Recoverable through	Bond Fund	Fund	Fund
December 31, 2023	$74,476	$36,030	$—
December 31, 2024	133,559	41,389	—
December 31, 2025	128,720	57,831	—
June 30, 2026	58,124	42,430	25,315

The Funds’ Class A Shares and Class C Shares have adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits each Fund’s Class A Shares and Class C Shares to pay David Lerner Associates, Inc. (the “Distributor”) an annual fee, accrued daily and paid monthly based on each Class of each Fund’s average daily net assets for the Distributor’s services and expenses in distributing shares of each Fund and providing personal services and/or maintaining shareholder accounts. For the periods ended June 30, 2023, the annual fee rate and the fees paid to the Distributor under the Plan were as follows:

	Class A Shares		Class C Shares
Fund	Annual Rate	Fees Paid	Annual Rate	Fees Paid
Real Estate Income and Growth Fund	0.30%	$132,029	1.00%	$908
Large Cap Value Fund	0.30%	191,269	1.00%	1,025
Municipal Tax Free Bond Fund	0.15%	27,993	1.00%	669
Income Fund	0.25%	96,637	1.00%	2,072
Utilities Fund	0.25%	6,309	1.00%	40

60	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2023 (UNAUDITED)

Each Fund’s Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. A CDSC of 1.00% may be imposed on redemptions of $1 million or more of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase. For the periods ended June 30, 2023, sales charges received by the Distributor from each of the Funds were as follows:

	Front-End Sales	CDSC Fees
	Charges Received	Received by
Fund	by Distributor	Distributor
Real Estate Income and Growth Fund	$193,675	$82
Large Cap Value Fund	482,068	—
Municipal Tax Free Bond Fund	32,532	—
Income Fund	243,955	—
Utilities Fund	506,536	—

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $6,000, $1,500 for each Board meeting attended, $500 for each special meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to Interested Directors of the Company. For the periods ended June 30, 2023, the Funds were allocated $7,139 of the Chief Compliance Officer’s salary.

Note 6 – Concentration and Other Risks

The performance of the Municipal Tax Free Bond Fund and Income Fund could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for these Funds because they invest mainly in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

The Municipal Tax Free Bond Fund and Income Fund may be affected by credit risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. This risk may be greater to the extent that these Funds may invest in taxable fixed income or municipal securities rated below investment grade, or unrated of similar quality (frequently called “junk bonds”).

The Municipal Tax Free Bond Fund and Income Fund may be affected by credit risk of lower grade securities, which is the possibility that junk bonds may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade taxable fixed income or municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Funds’ ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, a Fund may lose its entire investment in those securities.

The Real Estate Income and Growth Fund invests primarily in real estate related securities. A fund that concentrates its investments among fewer sectors is subject to greater risk of loss than a fund that has more sector diversification. Investments in real estate and real estate-related equity securities involve risks different from, and in certain cases greater than, the risks presented by equity securities generally. The main risks are those presented by direct ownership of real estate or real estate industry securities, including possible declines in the value of real estate, environmental problems and changes in interest rates. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to these risks to a greater extent. The stocks purchased by the Fund may not appreciate in value as the Adviser anticipates. In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, its ability to retain its tax status as a regulated investment company may be adversely affected.

61

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2023 (UNAUDITED)

The Large Cap Value Fund and Utilities Fund may, at times, concentrate their investments in a particular sector, such as technology or utilities, if the Adviser believes stocks in that particular sector are performing more favorably. If the Funds invest a significant portion of their total assets in certain sectors, their investment portfolios will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Other risks to the Funds may include income risk, liquidity risk, prepayment risk on collateralized mortgage obligations, municipal project specific risk, municipal lease obligation risk, zero coupon securities risk, market risk, manager risk, taxability risk, state-specific risk and exchange-traded funds risk. The Funds’ prospectus contains more information regarding these risks and other risks related to the Funds as well as other information about the Funds, and should be read carefully before investing.

Note 7 – Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At June 30, 2023, the Income Fund held illiquid restricted securities representing 3% of net assets, as listed below:

Issuer Description	Acquisition	Principal
Corporate Bonds	Date	Amount	Cost	Value
Exelon Generation Co. LLC, 5.60%, 6/15/2042	7/12/2012	$400,000	$418,163	$348,412
MetLife Inc., 9.25%, 4/8/2038	6/4/2013	1,500,000	2,099,623	1,741,033

Note 8 – Federal Income Taxes

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes for each of the Funds as of June 30, 2023, were as follows:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation/	Cost Basis of
Fund	Appreciation	Depreciation	(Depreciation)[1]	Investments
Real Estate Income and Growth Fund	$21,399,051	$(6,154,392)	$15,244,659	$67,626,730
Large Cap Value Fund	70,367,993	(1,332,315)	69,035,678	70,450,505
Municipal Tax Free Bond Fund	44,026	(1,950,100)	(1,906,074)	37,499,022
Income Fund	3,693,562	(9,735,072)	(6,041,510)	94,364,129
Utilities Fund	116,717	(393,396)	(276,679)	11,606,895

[1]	The difference between book-basis and tax-basis net unrealized appreciation/(depreciation) is primarily due to wash sales, tax treatment of Trust Preferred securities and partnership investments.

The tax character of distributions paid by each of the Funds for the fiscal year ended December 31, 2022, was as follows:

	Ordinary	Tax Exempt	Net Long-Term	Return of	Total
Fund	Income	Income	Capital Gains	Capital	Distributions
Real Estate Income and Growth Fund	$1,723,097	$—	$5,353,595	$1,302,568	$8,379,260
Large Cap Value Fund	558,225	—	10,341,913	507,023	11,407,161
Municipal Tax Free Bond Fund	2,510	917,252	—	—	919,762
Income Fund	3,660,432	—	2,903,607	—	6,564,039

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

62	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2023 (UNAUDITED)

At December 31, 2022, the components of accumulated distributable earnings for each Fund on a tax basis were as follows:

					Total
	Undistributed	Undistributed	Accumulated	Unrealized	Accumulated
	Tax Exempt	Long-Term	Capital and	Appreciation	Earnings
Fund	Income	Capital Gains	Other Losses	(Depreciation)	(Losses)
Real Estate Income and Growth Fund	$—	$—	$—	$13,065,418	$13,065,418
Large Cap Value Fund	—	545,158	—	51,143,341	51,688,499
Municipal Tax Free Bond Fund	2	—	(8,012,201)	(3,153,618)	(11,165,817)
Income Fund	—	942,029	—	(4,590,333)	(3,648,304)

At December 31, 2022, for federal income tax purposes and the treatment of distributions payable, the following Fund had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

	No Expiration
Fund	Short-Term	Long-Term	Total
Municipal Tax Free Bond Fund	$2,781,584	$5,230,617	$8,012,201

Management of the Funds have reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Note 9 – Line of Credit

The Company participates in a short-term credit agreement (“Line of Credit) with The Huntington National Bank, the custodian of the Funds’ investments expiring on May 17, 2024. Borrowings under this agreement bear interest at the 1-Month Secured Overnight Financing Rate plus 1.625%. Maximum borrowings for the Company is the lesser of $5,000,000 or 10% of the Spirit of America Funds’ daily market value. During the periods ended June 30, 2023, each Fund’s borrowing activity was as follows:

	Real Estate
	Income and	Large Cap	Municipal Tax
	Growth Fund	Value Fund	Free Bond Fund	Income Fund	Utilities Fund
Total bank line of credit as of June 30, 2023	$5,000,000	$5,000,000	$5,000,000	$5,000,000	$3,372,377
Average borrowings during period	$112,544	$80,528	$58,537	$89,474	$—
Number of days outstanding[1]	52	33	39	46	—
Average interest rate during period	6.361%	6.271%	6.160%	6.292%	—
Highest balance drawn during period	$504,048	$235,139	$293,121	$494,518	$—
Highest balance interest rate	6.716%	6.716%	6.716%	6.716%	6.716%
Interest expense incurred	$12,751	$3,563	$2,575	$11,289	$—
Interest rate at June 30, 2023	6.716%	6.716%	6.716%	6.716%	6.716%

[1]	Number of days outstanding represents the total days during the periods ended June 30, 2023 that each Fund utilized the line of credit.

Note 11 – Commitments and Contingencies

The Company indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Company or the Funds. Additionally, in the normal course of business, the Company enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred.

Note 12 – Subsequent Events

Management of the Funds has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Management has determined that there were no additional items requiring additional disclosure.

63

LIQUIDITY RISK MANAGEMENT PROGRAM  |  JUNE 30, 2023 (UNAUDITED)

The Funds have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940. The Program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources. The Funds’ Board of Directors approved the appointment of an Administrator, who is responsible for the Program’s administration in conjunction with the Adviser’s Liquidity Risk Committee. The Administrator maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Report outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation and was presented to the Board of Directors for consideration at its meeting held on May 11, 2023. During the review period, the Funds did not experience unusual stress or disruption to their operations related to purchase and redemption activity. Also, during the review period the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that (i) the Program was adequately designed and (ii) the Program has been effectively implemented.

64	SPIRIT OF AMERICA

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

Each Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The Real Estate Income and Growth Fund, Large Cap Value Fund, Municipal Tax Free Bond Fund and Income Fund examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six month period from January 1, 2023 through June 30, 2023. The Utilities Fund example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2023 through June 30, 2023.

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

		Beginning	Ending		Expenses
		Account Value	Account Value	Annualized	Paid During
		January 1, 2023	June 30, 2023	Expense Ratio	the Period
Real Estate Income and Growth Fund
Class A Shares	Actual	$1,000.00	$1,036.70	1.60%	$ 8.08[1]
	Hypothetical[2]	$1,000.00	$1,016.86	1.60%	$ 8.00[1]
Class C Shares	Actual	$1,000.00	$1,033.80	2.30%	$11.60[1]
	Hypothetical[2]	$1,000.00	$1,013.39	2.30%	$11.48[1]
Institutional Shares	Actual	$1,000.00	$1,038.20	1.30%	$ 6.57[1]
	Hypothetical[2]	$1,000.00	$1,018.35	1.30%	$ 6.51[1]
Large Cap Value Fund
Class A Shares	Actual	$1,000.00	$1,164.40	1.53%	$ 8.21[1]
	Hypothetical[2]	$1,000.00	$1,017.21	1.53%	$ 7.65[1]
Class C Shares	Actual	$1,000.00	$1,160.50	2.23%	$11.95[1]
	Hypothetical[2]	$1,000.00	$1,013.74	2.23%	$11.13[1]
Institutional Shares	Actual	$1,000.00	$1,166.60	1.23%	$ 6.61[1]
	Hypothetical[2]	$1,000.00	$1,018.70	1.23%	$ 6.16[1]

65

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONT.)

		Beginning	Ending		Expenses
		Account Value	Account Value	Annualized	Paid During
		January 1, 2023	June 30, 2023	Expense Ratio	the Period
Municipal Tax Free Bond Fund
Class A Shares	Actual	$1,000.00	$1,025.20	0.92%	$4.62[1]
	Hypothetical[2]	$1,000.00	$1,020.23	0.92%	$4.61[1]
Class C Shares	Actual	$1,000.00	$1,020.90	1.77%	$8.87[1]
	Hypothetical[2]	$1,000.00	$1,016.02	1.77%	$8.85[1]
Institutional Shares	Actual	$1,000.00	$1,027.20	0.78%	$3.92[1]
	Hypothetical[2]	$1,000.00	$1,020.93	0.78%	$3.91[1]
Income Fund
Class A Shares	Actual	$1,000.00	$1,035.70	1.13%	$5.70[1]
	Hypothetical[2]	$1,000.00	$1,019.19	1.13%	$5.66[1]
Class C Shares	Actual	$1,000.00	$1,031.90	1.88%	$9.47[1]
	Hypothetical[2]	$1,000.00	$1,015.47	1.88%	$9.39[1]
Institutional Shares	Actual	$1,000.00	$1,036.90	0.88%	$4.44[1]
	Hypothetical[2]	$1,000.00	$1,020.43	0.88%	$4.41[1]
Utilities Fund
Class A Shares	Actual	$1,000.00	$971.00	1.53%	$6.20[3]
	Hypothetical[2]	$1,000.00	$1,014.26	1.53%	$6.33[3]
Class C Shares	Actual	$1,000.00	$967.60	2.28%	$9.22[3]
	Hypothetical[2]	$1,000.00	$1,011.18	2.28%	$9.42[3]
Institutional Shares	Actual	$1,000.00	$971.50	1.28%	$5.19[3]
	Hypothetical[2]	$1,000.00	$1,015.29	1.28%	$5.30[3]

[1]	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement/recoupment of expenses by the Funds’ Adviser for the period beginning January 1, 2023 to June 30, 2023. The Financial Highlights tables in the Funds’ financial statements, included in this report, also show the gross expense ratios, without such reimbursements.

[2]	Assumes a 5% annual return before expenses.

[3]	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 150/365 (to reflect the period since commencement of operations on January 31, 2023). The annualized expense ratios reflect reimbursement/recoupment of expenses by the Fund’s Adviser for the period beginning February 1, 2023 to June 30, 2023. The Financial Highlights tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such reimbursements.

66	SPIRIT OF AMERICA

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the continuance of a registered management investment company’s investment advisory agreement be approved annually by both the board of directors and also by a majority of its directors who are not parties to the investment advisory agreement or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Directors”). At a meeting held on May 11, 2023, the Board of Directors (the “Board” or “Directors”) of Spirit of America Investment Fund, Inc. (the “Company”) met in person (the “Meeting”) to, among other things, consider the approval of the Investment Advisory Agreement (the “Advisory Agreement”) by and between Spirit of America Management Corp. (the “Adviser”) and the Company, on behalf of the Spirit of America Municipal Tax Free Bond Fund (the “Municipal Fund”), Spirit of America Income Fund (the “Income Fund”), Spirit of America Real Estate Income and Growth Fund (the “Real Estate Fund”), and Spirit of America Large Cap Value Fund (the “Value Fund”) (each a “Fund”; collectively, the “Funds”). At the Meeting, after determining that the Adviser’s compensation continues to be not unreasonable pursuant to the terms of the Advisory Agreement, the Board concluded that the approval of the Advisory Agreement would be in the best interest of each Fund’s shareholders, and the Board, including the Independent Directors voting separately, approved the Advisory Agreement. The Board’s approval was based on consideration and evaluation of the information and materials provided to the Board and a variety of specific factors discussed at the Meeting and at prior meetings of the Board, including the factors described below.

As part of the approval process and oversight of the advisory relationship, counsel to the Independent Directors (“Independent Counsel”) sent an information request letter to the Adviser seeking certain relevant information and the Directors received, for their review in advance of the Meeting, the Adviser’s responses. In addition, the Directors were provided with the opportunity to request additional materials. In advance of the Meeting, the Board including the Independent Directors, requested and received materials provided by the Adviser and Independent Counsel, including, among other things, the following: (i) Independent Counsel’s 15(c) questionnaire and the responses provided by the Adviser; (ii) comparative information on the investment performance of each Fund, relevant indices and Morningstar category peer funds in the form of reports generated by the Funds’ administrator; (iii) graphs of fee comparisons for the minimum fee, maximum fee, average fee and median fee in the form of reports provided by the Funds’ administrator; (iv) graphs of performance comparisons for the minimum performing fund, maximum performing fund, average performing fund and median performing fund for various time periods in the form of reports provided by the Funds’ administrator; (v) the allocation of each Fund’s brokerage commissions, (vi) the record of compliance with the Funds’ investment policies and restrictions and with the Funds’ Code of Ethics, in addition to the structure and responsibilities of the Adviser’s compliance department; (vii) the profitability of each Fund’s investment advisory business to the Adviser taking into account both advisory fees and any other potential direct or indirect benefits; (viii) the Adviser’s Form ADV; and (ix) a memorandum from Independent Counsel with respect to the responsibilities of the Independent Directors regarding the approval of the Advisory Agreement.

In evaluating the Advisory Agreement, the Board, including the Independent Directors, requested, reviewed and considered materials furnished by the Adviser and questioned personnel of the Adviser, including the Funds’ portfolio managers, with respect to, among other things, personnel, each Fund’s performance, operations and the financial condition of the Adviser. Among other information, the Board, including the Independent Directors, requested and was provided information regarding:

●	The investment performance of each Fund over various time periods both by itself and in relation to relevant indices;

●	The fees charged by the Adviser for investment advisory services, as well as the compensation received by the Adviser and its affiliates;

●	The waiver of fees and reimbursement of expenses at various times by the Adviser with respect to certain Funds under the Operating Expenses Agreement;

●	The investment performance, fees and total expenses of mutual funds with similar objectives and strategies managed by other investment advisers;

●	The investment management staffing and the experience of the Adviser, as well as the Adviser’s administrative and other personnel providing services to the Funds and the historical quality of the services provided by the Adviser; and

67

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONT.)

●	The profitability to the Adviser of managing, and to its affiliate of distributing, each Fund, and the methodology in allocating expenses to each Fund’s management.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the continuation of the Investment Advisory Agreement:

1. Nature, Extent, and Quality of Services.

The Board, including the Independent Directors, evaluated the nature, extent and quality of advisory, administrative and shareholder services provided by the Adviser, which included the following considerations: determination and execution of investment decisions for the Funds; regulatory filings and disclosure to the Funds’ shareholders, general oversight of the Funds’ service providers, coordination of Fund marketing initiatives, review of Fund legal issues and other services. The Board, including the Independent Directors, noted the ever-increasing responsibilities of the Adviser given the increasing regulations within the mutual fund industry. The Board, including the Independent Directors, concluded that the services provided to the Funds are extensive in nature, that the Adviser delivered a high level of service to the Funds, and that the Adviser is positioned to continue providing such quality of service in the future.

2. Investment Performance of the Funds and the Adviser.

The Board, including the Independent Directors, reviewed each Fund’s short-term and long-term investment performance over various periods of time as compared to both relevant indices and the performance of each Fund’s peer group. The Municipal Fund’s performance for the 1-year period ended March 31, 2023 was -1.38% as compared to the median of its peer group of -0.70%. The Income Fund’s performance for the 1-year period ended March 31, 2023 was -6.14% as compared to the median of its peer group of -13.27%. The Real Estate Fund’s performance for the 1-year period ended March 31, 2023 was 20.33% as compared to the median of its peer group of -21.08%. The Value Fund’s performance for the 1-year period ended March 31, 2023 was -8.40% as compared to the median of its peer group of -7.39%. The Board then determined that each Fund was delivering reasonable performance results, especially over the long-term, and that each Fund’s results were consistent with the investment strategies followed by each Fund.

3. Costs of Services and Profits Realized by the Adviser.

a. Fund Fees and Performance. The Board, including the Independent Directors, reviewed the information (as of March 31, 2023) provided by the Funds’ administrator, including the comparative graphs, regarding each Fund’s management fee and overall expense ratio relative to industry averages for the respective Fund’s peer group category. The Municipal Fund had a management fee of 0.60% as compared to the median in its peer group of 0.40%. The Income Fund had a management fee of 0.60% as compared to the median in its peer group of 0.58%. The Real Estate Fund had a management fee of 0.97% as compared to the median in its peer group of 0.80%. The Value Fund had a management fee of 0.97% as compared to the median in its peer group of 0.65%. The Directors considered favorably the current and historic willingness of the Adviser to limit the overall expense ratios of the Funds, as appropriate. Noting that the fees paid by the Funds were higher than certain of the comparable funds and higher than the medians in the Funds’ peer groups, the Board nevertheless stated that the fees were still close enough to the medians in each case. The Board indicated that, although higher than the fees of certain other funds in their respective groups, in light of the investment advisory services provided by the Adviser to each of the Funds, the fees were not unreasonable.

b. Profitability and Costs of Services to the Adviser. The Board, including the Independent Directors, considered estimates of the Adviser’s profitability and costs attributable to the Funds through 2022. The Board observed that, in recent years, increased fixed costs and, of particular note, legal and audit fees to address increasing regulations, have had a greater impact on small fund families, such as the Funds, than on larger fund complexes, and overall expenses of the Funds may compare unfavorably to the overall expenses of some funds identified as peers. Further, the Board considered whether the amount of the Adviser’s profit is a fair profit for managing the Funds and determined that the Adviser has devoted a large amount of its resources to the Funds throughout the years. The Adviser’s management observed that the fund-by-fund expense analysis does not reflect all of the overhead costs paid by David Lerner Associates, Inc. (“DLA”), some of which may be attributed to the Adviser. The Board, including the Independent Directors, then concluded that the Adviser’s profitability was not excessive and was at a fair and acceptable level, particularly given the quality of the services being provided to the Funds, and that it bore a reasonable relationship to the services rendered.

68	SPIRIT OF AMERICA

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONT.)

4. Extent of Economies of Scale as each Fund Grows.

The Board, including the Independent Directors, considered whether there had been economies of scale regarding the management of each Fund and whether the Fund would appropriately benefit from any economies of scale. However, due to the relatively small size of each Fund, the Board did not believe that significant (if any) economies of scale had been achieved at this time.

5. Whether Fee Levels Reflect Economies of Scale.

The Board, including the Independent Directors, noted that the Adviser does not at this time offer breakpoints in its fees that would otherwise allow investors to benefit directly from economies of scale in the form of lower fees as Fund assets grow. The Board observed, however, that the Adviser had provided enhancements in personnel and services to the Funds, without any fee increase. The Board confirmed that it would continue to review the concept of breakpoints in future years as the Funds’ assets increase.

6. Other Relevant Considerations.

a. Personnel and Methods. The Board, including the Independent Directors, reviewed the Adviser’s Form ADV, with the Adviser responding to the Board’s questions regarding the size, experience and education of the Adviser’s staff, its fundamental research capabilities, and its approach to recruiting, training and retaining portfolio managers and other research and management personnel. The Board then concluded that such factors permit the Adviser to provide a high level of service to the Funds. In addition, the Board members considered the history, reputation, qualifications and background of the Adviser as well as the qualifications of the Adviser’s personnel.

b. The Board, including the Independent Directors, reviewed the character and amount of other direct and incidental benefits received by the Adviser and its affiliates from their association with the Funds, including the benefits received by the affiliated distributor, DLA. The Board determined that potential “fall-out” benefits that the Adviser and its affiliates might receive, such as greater name recognition or increased ability to obtain research services (although the Board observed that the Adviser currently does not use soft dollars for research services), seemed to be reasonable, and in certain instances might benefit the Funds.

Conclusions. The Board, including the Independent Directors, did not view any one factor as all-important or all-controlling, instead they viewed the aforementioned factors and other factors collectively in light of each Fund’s surrounding circumstances. Each Independent Director gave the weight to each factor that he deemed appropriate in his own judgment. The Independent Directors considered the renewal of the Advisory Agreement on a Fund-by-Fund basis and concluded that the renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders. In addition, the Independent Directors concluded that the fees charged to each Fund for the services provided were not unreasonable. Therefore, the Board, including the Independent Directors, determined that continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

69

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT UTILITIES FUND (UNAUDITED)

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that a registered management investment company’s investment advisory agreement be initially approved by both the board of directors, including by a majority of its directors who are not parties to the investment advisory agreement or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Directors”) and by the vote of a majority of the outstanding voting securities of such registered management investment company. At a meeting held on January 24, 2023, the Board of Directors (the “Board” or “Directors”) of Spirit of America Investment Fund, Inc. (the “Company”) met telephonically (the “Meeting”) to, among other things, consider the approval of the amendment to the Investment Advisory Agreement (the “Advisory Agreement”) by and between Spirit of America Management Corp. (the “Adviser”) and the Company, on behalf of the Spirit of America Utilities Fund (the “Fund”). The Directors noted that the Meeting was held telephonically in accordance with relief granted by the U.S. Securities and Exchange Commission (the “SEC”) to ease certain governance obligations in light of travel concerns related to the COVID-19 pandemic and acknowledged that all actions that required a vote of the Directors at an in-person meeting, including the approval of the Advisory Agreement, would be ratified at the Board’s next in-person meeting, as required by the SEC’s relief. At the Meeting, the Board, including the Independent Directors voting separately, approved the amendment to the Advisory Agreement after determining that the Adviser’s compensation, pursuant to the terms of the Advisory Agreement, would be not unreasonable and concluded that the approval of the amendment to the Advisory Agreement would be in the best interest of the Fund’s shareholders. The Board’s approval was based on consideration and evaluation of the information and materials provided to the Board and a variety of specific factors discussed at the Meeting and at prior meetings of the Board, including the factors described below.

As part of the approval process and oversight of the advisory relationship, counsel to the Independent Directors (“Independent Counsel”) sent an information request letter to the Adviser seeking certain relevant information and the Directors received, for their review in advance of the Meeting, the Adviser’s responses. In addition, the Directors were provided with the opportunity to request additional materials. In advance of the Meeting, the Board including the Independent Directors, requested and received materials provided by the Adviser and Independent Counsel, including, among other things, the following: (i) Independent Counsel’s 15(c) questionnaire and the responses provided by the Adviser; (ii) comparative information on the investment performance of Morningstar category peer funds in the form of reports generated by the Fund’s administrator; (iii) graphs of fee comparisons for the Morningstar category peer funds in the form of reports provided by the Fund’s administrator; and (iv) a memorandum from Independent Counsel with respect to the responsibilities of the Independent Directors regarding the approval of the Advisory Agreement.

In evaluating the amendment to the Advisory Agreement, the Board, including the Independent Directors, requested, reviewed and considered materials furnished by the Adviser and questioned personnel of the Adviser, including the Fund’s proposed portfolio manager, with respect to, among other things, the personnel, operations and financial condition of the Adviser. Among other information, the Board, including the Independent Directors, requested and was provided information regarding:

●	The fees to be charged by the Adviser for investment advisory services, as well as the compensation to be received by the Adviser and its affiliates;

●	The proposed expense cap amounts under the Operating Expenses Agreement;

●	The investment performance, fees and total expenses of mutual funds with similar objectives and strategies managed by other investment advisers;

●	The Adviser’s investment management staffing and their experience level in addition to the Adviser’s administrative and other personnel that will provide services to the Fund and the historical quality of the services provided by the Adviser to the other series of the Company managed by the Adviser (the “Current Funds”); and

●	The anticipated profitability to the Adviser of managing, and to its affiliate of distributing, the Fund, and the methodology in allocating expenses to the Fund’s management.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the continuation of the Investment Advisory Agreement:

70	SPIRIT OF AMERICA

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT UTILITIES FUND (UNAUDITED) (CONT.)

1. Nature, Extent, and Quality of Services.

The Board, including the Independent Directors, considered the nature, quality and extent of advisory, administrative and shareholder services to be provided by the Adviser with respect to the Fund, which included the following considerations: determination and execution of investment decisions; regulatory filings and disclosure to shareholders, general oversight of service providers, coordination of marketing initiatives, review of any other legal issues and other services. The Board, including the Independent Directors, noted the ever-increasing responsibilities of the Adviser given the addition of the Fund and in response to increasing regulations within the mutual fund industry. Additionally, the Board, including the Independent Directors, noted that there had been no significant disruption or impact to services provided to the Current Funds by the Adviser as a result of the COVID-19 pandemic as the Adviser had been able to operate effectively under its business continuity plan. The Board, including the Independent Directors, concluded that the services are extensive in nature, that the Adviser has delivered a high level of service to each of the Current Funds and that the Adviser is positioned to continue providing such quality of service to the Fund in the future.

2. Anticipated Investment Performance of the Fund and the Adviser.

The Board, including the Independent Directors, reviewed the short-term and long-term investment performance for (i) mutual funds with similar objectives and strategies to those of the Fund and (ii) the other Current Funds advised by the proposed portfolio manager of the Fund. The Board compared the performance of the other Current Funds to relevant indices and the performance of funds in the same peer group. The Board agreed that the other Current Funds were delivering reasonable performance results, especially over the long-term, consistent with the conservative investment strategies that each of the Current Funds pursue. Based on the Board’s analysis, the Board concluded that the Fund is positioned to provide reasonable performance results over the long-term, consistent with its investment strategies.

3. Anticipated Costs of Services and Profits Realized by the Adviser.

a. Fund Fees and Performance. The Board, including the Independent Directors, reviewed the information (as of November 30, 2022) provided by the Company’s administrator, including the comparative graphs, regarding the Fund’s proposed management fee rate and overall potential expense ratio relative to industry averages for the Fund’s peer group category and the proposed advisory fees to be charged by the Adviser. The Board viewed favorably the willingness of the Adviser to limit the overall expense ratios of the Fund. The Board noted that, in light of the investment advisory services to be provided to the Fund, the fees were not unreasonable.

b. Profitability and Costs of Services to the Adviser. The Board, including the Independent Directors, considered estimates of the Adviser’s profitability and costs attributable to the Fund. The Board recognized that increased fixed costs, particularly legal and audit fees in response to the formation of the Fund and increasing regulations. The Board also considered whether the amount of the Adviser’s predicted profit is a fair profit for the management of the Fund. The Board, including the Independent Directors, concluded that the Adviser’s predicted profitability was not excessive and was at a fair and acceptable level, particularly in light of the quality of the services expected to be provided to the Fund, and that it bore a reasonable relationship to the services proposed to be rendered.

4. Extent of Economies of Scale as the Fund Grows.

The Board, including the Independent Directors, considered whether there will be any economies of scale with respect to the management of the Fund and whether the Fund and its shareholders will appropriately benefit from any such economies of scale. Given the expected initial size of the Fund, the Board did not believe that significant (if any) economies of scale will be achieved in the near-term.

5. Whether Fee Levels Reflect Economies of Scale.

The Board took into consideration that the Adviser does not currently offer breakpoints in its fees that would otherwise allow shareholders to benefit directly from economies of scale in the form of lower fees as Fund assets grow. The Board further noted, however, that the Adviser had provided enhancements in personnel and services to the Current Funds, without any increase in fees. The Board confirmed that it would continue to review the concept of breakpoints in future years as the Fund’s assets increase.

71

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT UTILITIES FUND (UNAUDITED) (CONT.)

6. Other Relevant Considerations.

a. Personnel and Methods. The Board, including the Independent Directors, reviewed the Adviser’s Form ADV, with the Adviser addressing the Board’s questions with respect to the size, experience and education of the Adviser’s staff, its fundamental research capabilities, and its approach to recruiting, training and retaining portfolio managers and other research and management personnel. The Board then determined that such factors would permit the Adviser to provide a high level of service to the Fund. The Board also considered the history, reputation, qualifications and background of the Adviser as well as the qualifications of the Adviser’s personnel.

b. The Board, including the Independent Directors, then reviewed the character and amount of other anticipated direct and incidental benefits to be received by the Adviser and its affiliates from their proposed association with the Fund, including the benefits expected to be received by DLA, the affiliated distributor. The Board determined that potential “fall-out” benefits that the Adviser and its affiliates may receive, which might include greater name recognition or increased ability to obtain research services (although the Board noted that the Adviser currently does not use soft dollars for research services), seemed to be reasonable and, in some instances, might benefit the Fund.

Conclusions. The Board, including the Independent Directors, having met with their Independent Counsel in executive session, considered the approval of the proposed amendment to the Investment Advisory Agreement to add the Fund. The Board, including the Independent Directors, did not identify any one factor as all-important or all-controlling; instead, they viewed such factors and other factors collectively in light of the Fund’s surrounding circumstances. Each Independent Director gave the weight to each factor that he deemed appropriate in his own judgment. The Independent Directors considered the proposed amendment to the Investment Advisory Agreement to add the Fund and determined that the approval of the proposed amendment to the Investment Advisory Agreement was in the best interests of the Fund as well as its future shareholders. Further, the Independent Directors concluded that the fees to be charged by the Adviser to the Fund for the services to be provided were not unreasonable.

72	SPIRIT OF AMERICA

The following notice does not constitute part of and is not
incorporated into the prospectus of the Funds.

PRIVACY NOTICE

Rev. 5/2018

FACTS

WHAT DO THE SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND, SPIRIT OF AMERICA LARGE CAP VALUE FUND, SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND, SPIRIT OF AMERICA INCOME FUND AND SPIRIT OF AMERICA UTILITIES FUND (THE “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● account balances

● account transactions

● transaction history

● wire transfer instructions

● checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Spirit of America Investment Fund, Inc. chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call (516) 390-5565

73

What we do
Who is providing this notice?	Funds advised by Spirit of America Management Corp. A complete list is included below.
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do the Funds collect my personal information?

We collect your personal information, typically through David Lerner Associates, Inc., (“DLA”) for example, when you

●     open an account

●     provide account information

●     give DLA your contact information

●     make a wire transfer

●     tell DLA where to send the money

DLA may collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and non-financial companies.

●     Our affiliates include: Spirit of America Management Corp; David Lerner Associates, Inc.; The Great Art Fund, LLC; and SRLA, Inc.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Funds do not share with non-affiliates so they can market to you.
Joint Marketing	● The Funds do not jointly market.
Funds providing this notice

Spirit of America Real Estate Income and Growth Fund
Spirit of America Large Cap Value Fund
Spirit of America Municipal Tax Free Bond Fund
Spirit of America Income Fund
Spirit of America Utilities Fund

74	SPIRIT OF AMERICA

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76	SPIRIT OF AMERICA

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77

Proxy Voting Information

The Funds’ Statement of Additional Information containing a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Funds’ proxy voting record relating to portfolio securities held during the 12-month period ended June 30 are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Disclosure

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov and on the Funds’ website at www.soafunds.com.

Investment Adviser
Spirit of America Management Corp.
477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006

Distributor
David Lerner Associates, Inc.
477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006

Shareholder Services
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Custodian
The Huntington National Bank
7 Easton Oval
Columbus, OH 43219

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102-2529

Counsel
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020

For additional information about the Funds, call (800) 452-4892 or (610) 382-7819.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding each Fund’s objectives, risks, policies, expenses, and other information.

©Copyright 2023 Spirit of America	SOAFunds-SAR-23

(b)	Not applicable.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principle Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Spirit of America Investment Fund, Inc.

By (Signature and Title) /s/ David Lerner__________ ___ __________

David Lerner, Principal Executive Officer

Date  9/5/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ David Lerner______ __________________

David Lerner, Principal Executive Officer

Date  9/5/2023

By (Signature and Title /s/ Alan P. Chodosh____ _________________

Alan P. Chodosh, Principal Financial Officer

Date  9/5/2023